Registration No. 33-87498
                                                                       811-8910


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                          Pre-Effective Amendment No.  _____               [ ]
                          Post-Effective Amendment No.  7                  [x]
                                     and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]
                                 Amendment No.  10                         [x]
                       (Check appropriate box or boxes.)


                             IMG MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (515) 244-5426


                           MARK A. MCCLURG, President
                             IMG Mutual Funds, Inc.
                               2203 Grand Avenue
                          Des Moines, Iowa 50312-5338
                    (Name and Address of Agent for Service)


                        Copies of all Communications to:
                              JOHN C. MILES, ESQ.
                  Cline, Williams, Wright, Johnson & Oldfather
                          1900 FirsTier Bank Building
                            Lincoln, Nebraska 68508


Approximate Date of Proposed Public Offering:   As soon as practicable after the
Registration Statement becomes effective.

It is proposed that this filing will become effective 75 days after filing or at such earlier time as the Commissions may determine pursuant to paragraph (a)of Rule 485 under the Securities Act of 1933.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Securites Company Act of 1940, and the Rule 24f-2 Notice for the year ended April 30, 1997 was filed on or about June 25, 1997.

                             IMG MUTUAL FUNDS, INC.
                              Cross-Reference Sheet
                             Required by Rule 404(a)

                                     PART A
          Liquid Assets Fund/Municipal Assets Fund Combined Prospectus

N-1A Item No.                                 Location in Prospectus
-------------                                 ----------------------

1.  Cover Page.....................................COVER PAGE
2.  Synopsis.......................................SUMMARY
3.  Financial Highlights...........................NOT APPLICABLE
4.  General Description of Registrant..............INVESTMENT OBJECTIVES,
                                                   POLICIES AND RESTRICTIONS
5.  Management of the Fund.........................MANAGEMENT AND FEES
6.  Capital Stock and Other Securities.............COVER PAGE; DISTRIBUTIONS
                                                   AND TAXES; ORGANIZATION AND
                                                   SHARES OF THE FUNDS
7.  Purchase of Securities Being Offered...........OPENING AN ACCOUNT;
                                                   PURCHASING SHARES
8.  Redemption or Repurchase.......................REDEEMING SHARES
9.  Legal Proceedings..............................NOT APPLICABLE

                                     PART B
             Liquid Assets Fund Statement of Additional Information

                                              Location in Statement of
                                              Additional Information
                                              ----------------------

10. Cover Page.....................................COVER PAGE
11. Table of Contents..............................TABLE OF CONTENTS
12. General Information and History................GENERAL INFORMATION AND
                                                   HISTORY
13. Investment Objective and Policies..............INVESTMENT OBJECTIVES,
                                                   POLICIES AND RESTRICTIONS
14. Management of the Fund.........................MANAGEMENT; COMPENSATION
                                                   TABLE
15. Control Persons and Principal Holders of
    Securities.....................................PRINCIPAL SHAREHOLDERS;
                                                   MANAGEMENT
16. Investment Advisory and Other Services.........MANAGEMENT; THE INVESTMENT
                                                   ADVISORY AGREEMENT
17. Brokerage Allocation...........................MANAGEMENT
18. Capital Stock and Other Securities.............NOT APPLICABLE; SEE
                                                   ORGANIZATION AND SHARES OF
                                                   THE FUNDS IN PROSPECTUS
19. Purchase, Redemption and Pricing
    of Securities Being Offered....................VALUING OF FUND'S SHARES
20. Tax Status.....................................TAXES
21. Underwriters...................................THE DISTRIBUTOR AND
                                                   DISTRIBUTION PLAN
22. Calculation of Performance data................CALCULATION OF YIELD
23. Financial Statements...........................FINANCIAL STATEMENTS

                                     PART B

            Municipal Assets Fund Statement of Additional Information

                                              Location in Statement of
                                              Additional Information
                                              ----------------------

10. Cover Page.....................................COVER PAGE
11. Table of Contents..............................TABLE OF CONTENTS
12. General Information and History................GENERAL INFORMATION AND
                                                   HISTORY
13. Investment Objective and Policies..............INVESTMENT OBJECTIVES,
                                                   POLICIES AND RESTRICTIONS
14. Management of the Fund.........................MANAGEMENT; COMPENSATION
                                                   TABLE
15. Control Persons and Principal Holders of
    Securities.....................................PRINCIPAL SHAREHOLDERS;
                                                   MANAGEMENT
16. Investment Advisory and Other Services.........MANAGEMENT; THE INVESTMENT
                                                   ADVISORY AGREEMENT
17. Brokerage Allocation...........................MANAGEMENT
18. Capital Stock and Other Securities.............NOT APPLICABLE; SEE
                                                   ORGANIZATION AND SHARES OF
                                                   THE FUNDS IN PROSPECTUS
19. Purchase, Redemption and Pricing
    of Securities Being Offered....................VALUING OF FUND'S SHARES
20. Tax Status.....................................TAXES
21. Underwriters...................................THE DISTRIBUTOR AND
                                                   DISTRIBUTION PLAN
22. Calculation of Performance data................CALCULATION OF YIELD
23. Financial Statements...........................FINANCIAL STATEMENTS

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

LIQUID ASSETS FUND AND                                             SWEEP SHARES
MUNICIPAL ASSETS FUND

                 2203 Grand Avenue, Des Moines, Iowa 50312-5338
--------------------------------------------------------------------------------
FOR CURRENT YIELD, PURCHASE AND REDEMPTION INFORMATION CALL ........800-798-1819
 ....................................................................515-244-5426
--------------------------------------------------------------------------------
PROSPECTUS                                                             ___, 1997
--------------------------------------------------------------------------------

Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Sweep Shares" of each Fund. Sweep Shares are offered to customers of banks. Sweep Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. The Funds also offer "Trust Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Sweep Shares except that each class bears separate distribution and/or shareholder servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Sweep Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, BY ANY STATE, OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF A BANK, OR GUARANTEED BY A BANK. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00, BUT UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from the Funds at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

TYPE OF COMPANY

Each Fund is a diversified series of an open-end, management investment company.

INVESTMENT OBJECTIVE

For Liquid Assets, maximum current income consistent with safety of principal and maintenance of liquidity.

For Municipal Assets, maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity.

INVESTMENT POLICY

Under normal market conditions, Liquid Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term debt obligations including, primarily, redeemable Certificates backed by federally insured student loans and Farmers Home Administration guaranteed loans, commercial paper, bank obligations, short-term corporate obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

Under normal market  conditions,  Municipal  Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Funds is subject to certain risks, as set forth in detail under "INVESTMENT OBJECTIVES, POLICIES AND Restrictions." As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

OFFERING PRICE

The public offering price of each Fund is equal to its net asset value of $1.00 per Share.

SHARES OFFERED

Sweep Shares of common stock ("Shares") of Liquid Assets and Municipal Assets, each a separate investment portfolio of the IMG Mutual Funds, Inc., a Maryland Corporation.

MINIMUM PURCHASE

The minimum initial investment is $250 with $25 minimum subsequent investments (subject to certain exceptions).

DIVIDENDS

Dividends are declared daily and paid monthly and will be automatically reinvested unless the shareholder elects otherwise.

INVESTMENT ADVISOR

Investors Management Group (the "Advisor").

ADMINISTRATOR

Investors Management Group (the "Administrator").

DISTRIBUTOR

BISYS Fund Services Inc., Columbus, Ohio (the "Distributor")

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
Maximum Sales Charge Imposed on Purchases                   None        None
Maximum Sales Charge on Reinvested Dividends                None        None
Deferred Sales Load                                         None        None
Redemption Fee*                                             None        None
Exchange Fee                                                None        None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees......................................     0.35%       0.35%
  12b-1 Distribution  Fees.............................     0.50%       0.25%
  Shareholder Servicing Fees...........................     0.25%       0.25%
  Other Expenses.......................................     0.07%       0.11%
  Total Fund Operating Expenses After Waivers 1........     1.17%       0.96%

The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in Sweep Shares of a Fund will bear directly or indirectly. The table reflects the current fees and an estimate of other expenses. The Management Fees, Rule 12b-1 Distribution Fees and Shareholder Servicing Fees are based on the maximum allowable under the Investment Advisory Agreements, Distribution Plans and Shareholder Servicing Plans. Rule 12b-1 Distribution Fees and Shareholder Servicing Fees are fees related to distribution and marketing expenses incurred under plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. From time to time, the Fund's Advisor and/or Distributor may voluntarily waive the Management Fees, the 12b-1 Distribution Fees and/or Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

1 The Company has entered into a Management and Administration Agreement pursuant to which the Funds are authorized to pay a periodic amount calculated at an annual rate of 0.20% of the average daily net assets of such Funds. Currently, however, it is intended that 70% of the fees due to be paid under the Agreement by Liquid Assets or Municipal Assets will be waived. Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 1.37% for Liquid Assets and 1.16% for Municipal Assets.

EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.


                         1 Year        3 Years         5 Years       10 Years
  Liquid Assets            $12           $37             $64            $142
  Municipal Assets         $10           $31             $53            $118


THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

(5) Commercial paper which at the time of investment (a) is rated (or the issuer of which has been rated) highest quality by two nationally recognized statistical rating organizations ("NRSRO") if rated by two or more NRSROs; (b) is rated (or the issuer of which has been rated) highest quality if rated by only one NRSRO; or (c) is determined to be of equivalent quality by the Fund's Board of Directors if unrated.

(6) U.S. dollar-denominated bank obligations (certificates of deposit and bankers' acceptances) issued by domestic offices of U.S. banks which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000; and obligations of other banks or savings and loans if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10 percent of the total assets of the Fund will be invested in such insured obligations.

(7) Short-term (maturing in one year or less) corporate obligations which at the time of investment (a) are rated in the highest rating category by two NRSROs, if rated by two or more NRSROs; (b) are rated in the highest rating category if rated by only one NRSRO; or (c) are determined to be of equivalent quality by the Fund's Board of Directors if unrated.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities.

It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Fund may also present a 30-day yield which is calculated similarly but instead refers to a 30-day period rather than a seven-day period. EFFECTIVE YIELD is calculated similarly but, when annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of course, the Funds' yields are not fixed nor is principal guaranteed. Yields are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields will fluctuate and are not necessarily representative of the future results.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Sweep Shares unless cash payment has been selected on the Account Application. If a shareholder has elected to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in Sweep Shares of the Fund. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Sweep Shares of the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. The Funds were created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Funds, Inc., and the Municipal Assets Funds, Inc., two separately registered open-end, diversified management investment companies organized as Iowa corporations. References herein to the "immediate predecessor" of the Funds refer to the respective companies which correspond to such Fund. . Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.

Sweep Shares of the Funds are described in this Prospectus. Trust Shares, Institutional Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling the Fund at 1-800-798-1819 or writing to the address on the cover of this Prospectus. Please read the Prospectus carefully before investing or sending money. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Sweep Shares, S2 Shares and Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the transfer agent.

SHAREHOLDER REPORTS AND MEETINGS

Each shareholder will receive monthly Fund information, an unaudited semiannual report, and an annual report containing audited financial statements. If you have questions about your account, call 1-800-798-1819. You may also write the Fund at the address on the cover of this Prospectus. You may order statements for the current and preceding year at no charge. However, there will be a $10.00 fee per statement for statements ordered for other years.

The Fund may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Funds have adopted the appropriate provisions in their Bylaws and may, in their discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. The Funds have also adopted provisions in their Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders of the Funds may remove a Director by the affirmative vote of a majority of the Funds' outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders or record of not less than 10 percent of the Funds' outstanding voting securities.

To date, ten Funds have been authorized. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Funds, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect the interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

MANAGEMENT AND FEES

Overall responsibility for management of the Company rests with the Board of Directors, who are elected by the Shareholders of the Company's Funds. The Company will be managed by the Directors in accordance with laws of Maryland governing corporations. The Directors, in turn, elect the officers of the Company to supervise the day-to-day operations. The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a federally registered Investment Advisor organized in 1982 and located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others for over 15 years. As of November 30, 1997, IMG had approximately $1.6 billion in equity, fixed income and money market assets under management.

The Funds are managed by Jeffrey D. Lorenzen, CFA, Managing Director, Kathryn D. Beyer, CFA, Managing Director, and Elizabeth S. Pierson, CFA, Senior Fixed Income Manager. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. Mr. Lorenzen received his Masters of Business Administration degree from Drake University, Des Moines, Iowa, and his Bachelor of Business Administration degree from the University of Iowa, Iowa City, Iowa. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1993, her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company from 1988 to 1993. Ms. Beyer received her Master of Business Administration degree from Drake University, Des Moines, Iowa, and her Bachelor of Science degree in agricultural engineering from Iowa State University, Ames, Iowa. Ms. Pierson is a fixed income strategist and is a member of IMG's Investment Policy Committee. She began her investment career in 1984 with AMCORE Capital Management, Inc., which was merged with IMG in December 1997. Ms. Pierson received her Bachelor of Science degree from the University of Illinois, Champaign-Urbana.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.35 percent of each Fund's average daily net assets.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. IMG may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

IMG also provides management and administration, fund accounting, transfer agency, and shareholder recordkeeping services to the Funds. IMG is compensated for each of these services under separate written contracts with the Funds. The fees received and the services provided under these contracts are in addition to those received and paid to IMG under the Advisory Agreement.

At its expense, IMG provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Funds. Except for the expenses expressly assumed by IMG pursuant to its investment advisory agreement, each Fund is responsible for all its other expenses, including, without limitation, governmental fees, interest charges, taxes if applicable, membership dues in the Investment Company Institute allocable to the Fund, broker commissions, and other expenses connected with the execution, recording and settlement of Fund security transactions, expenses of repurchasing and redeeming shares and expenses of servicing shareholder accounts; expenses for preparing, printing and distributing periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; insurance premiums, fees and expenses of the Fund's custodian, including safekeeping of funds and securities and maintaining required books and accounting; expenses of calculating the net asset value of shares of the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; compensation and expenses of Directors who are not "interested persons" of the Advisor; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses to existing shareholders are borne by the Funds except that the Funds' Distribution Agreement requires that the Distributor pay for prospectuses that are to be used for sales purposes with persons other than current shareholders.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for that Fund and increasing the Fund's overall yield to investors at the time any such amounts are waived and/or absorbed.

Except as voluntarily absorbed by IMG, all expenses incurred in the operation of the Funds will be borne by the Funds. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Funds are allocated among the Funds on a reasonable basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

Each Fund pays certain distribution fees related to marketing, selling and distribution of Shares including, but not limited to, preparation and distribution of promotional materials, compensation to sales personnel employed by the Distributor and for payment to institutions, including financial institutions ("Participating Organizations") who render assistance in distributing or promoting the sale of each Fund's Sweep Shares under plans ("12b-1 Plans") adopted pursuant to Rule 12b-1 under the Act. The maximum fees payable under the 12b-1 Plans are an annual rate of 0.50 percent for Liquid Assets and 0.25 percent for Municipal Assets, computed monthly on the basis of the average net asset value of the Sweep Shares issued by each Fund. The Directors of each Fund review quarterly a written report of the costs incurred associated with the 12b-1 Plans. The Directors believe that the 12b-1 Plans are in compliance with Rule 12b-1 and are in the best interests of the Funds.

Each Fund pays certain shareholder servicing fees to financial institutions ("Participating Organizations"), who render assistance in servicing their customers who are direct or beneficial owners of each Fund's Shares under Shareholder Services Plans (the "Services Plans") adopted by the Funds' Board of Directors. The maximum fees payable under the Services Plans are an annual rate of 0.25%, computed monthly on the basis of the average daily net asset value of each Fund. The Directors of each Fund review quarterly a written report of the costs incurred association with the Services Plans. The Directors believe that the Services Plans are in the best interest of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL THE FUNDS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from BISYS Fund Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through financial institutions providing an automatic "sweep" investment program, in which case there is no minimum. Participating organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Sweep Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Sweep Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL THE FUNDS AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

   METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT

   BY MAIL                $250 (minimum)                   $25 (minimum)
                      Please make your check           Please make your check
                      payable to the Fund selected     payable to the Fund
                      and mail to the address          selected, with your
                      indicated on the application.    account number on the
                                                       check and mail to the
                                                       address printed on your
                                                       account statement.

   BY WIRE            Please call for an account       See instructions below.
                      number before initial invest-
                      ment at 1-800-798-1819 or
                      515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

   BY ELECTRONIC      Not available for initial        Shareholders who have
   FUNDS TRANSFER     purchase.                        an account with an
   (ACH)                                               institution which is a
                                                       member of the Automated
                                                       Clearing House, may
                                                       elect to purchase Fund
                                                       shares via electronic
                                                       funds transfer.  Select
                                                       this service on your
                                                       application or call
                                                       the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call  the  Funds  at  1-800-798-1819  for  more
information.

EXCHANGE PRIVILEGE. You may exchange Sweep Shares of either Fund for Sweep Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

A shareholder may not reduce the value of their account to less than $100 by writing checks. The check writing privilege is not available when purchases are made through a financial institution providing an automatic "sweep" investment program. The Funds and the Custodian reserve the right to terminate the check writing service or to institute charges for the service.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                              Send a "letter of instruction": a
   TO: 2203 GRAND AVENUE                  letter specifying the name of the
       DES MOINES, IA 50312-5338          Fund, the number of shares to be
                                          sold, your name, your account number,
                                          and the additional requirements
                                          listed below that apply to your
                                          particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants, Sole        Letter of instruction signed by all
   Proprietorship, Custodial (Uniform     persons required to sign for the
   Gifts or Transfers To Minors Act),     account, exactly as it is registered,
   General Partners                       accompanied by signature guarantee(s).

   Corporation, Association               Letter of instruction and a corporate
                                          resolution signed by person(s)
                                          authorized to act on the account,
                                          accompanied by signature guarantee(s).

   Trust                                  A letter of instruction signed by
                                          the Trustee(s) (as Trustee), with a
                                          signature guarantee. (If the Trustee's
                                          name is not registered on your
                                          account,  also  provide  a copy of the
                                          trust document,  certified  within the
                                          last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

       A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY CHECK--                             You must have applied for the check
   (minimum $250                          writing feature on your account
   maximum $100,000)                      spplication.  You may redeem pro-
                                          vided that the signatures you
                                          designated are on the check.  (There
                                          is no charge for this service and
                                          you may write an unlimited number
                                          of checks.)

   BY EXCHANGE--                          You must meet the minimum investment
                                          requirement of the other fund.  You
                                          can only exchange between accounts
                                          with identical names, addresses, and
                                          taxpayer identification numbers.

   BY ELECTRONIC FUNDS                    You must have applied for the
   TRANSFER (ACH) OR WIRE--               Telephone Transfer feature on your
                                          application.  Allow two days via ACH.
                                          Call before 10:00 a.m. for same day
                                          wire.  $15.00 fee for bank wires.

TABLE OF CONTENTS
Expense Summary of Sweep Shares...............................................2
Highlights....................................................................3
Financial Highlights..........................................................4
Investment Objectives, Policies and Restrictions..............................7
Liquid Assets................................................................ 7
Municipal Assets..............................................................9
Performance..................................................................12
Distributions and Taxes......................................................13
Organization and Shares of the Funds.........................................14
Management and Fees..........................................................15
Opening an Account...........................................................16
Share Price..................................................................17
Purchasing Shares............................................................17
Shareholder Services.........................................................19
Redeeming Shares.............................................................21

NO SALESMAN, OR OTHER PERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY BISYS FUND SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY BISYS FUND SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND                                                    S2 SHARES
MUNICIPAL ASSETS FUND                                              SWEEP SHARES

                 2203 Grand Avenue, Des Moines, Iowa 50312-5338
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR CURRENT YIELD, PURCHASE AND REDEMPTION INFORMATION CALL.........800-798-1819
 ....................................................................515-244-5426
--------------------------------------------------------------------------------

PROSPECTUS                                                             ___, 1997
--------------------------------------------------------------------------------

Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "S2 Shares" of Liquid Assets Fund and "Sweep Shares" of Municipal Assets Fund, (collectively, the "Shares"). Sweep Shares and S2 are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. The Funds also offer "Trust Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Sweep Shares and S2 Shares except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

An investment in Shares of the Funds is not insured or guaranteed by the United States Government, by any state, or by the Federal Deposit Insurance Corporation. Shares of the Funds are not deposits or other obligations of a bank, or guaranteed by a bank. Investments in the Funds involve investment risks, including possible loss of principal amount invested.

The Funds seek to maintain a constant net asset value of $1.00, but under extraordinary circumstances the value of shares may vary from $1.00 and consequently, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from the Funds at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

TYPE OF COMPANY

Each Fund is a diversified series of an open-end, management investment company.

INVESTMENT OBJECTIVE

For Liquid Assets, maximum current income consistent with safety of principal and maintenance of liquidity.

For Municipal Assets, maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity.

INVESTMENT POLICY

Under normal market conditions, Liquid Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term debt obligations including, primarily, redeemable Certificates backed by federally insured student loans and Farmers Home Administration guaranteed loans, commercial paper, bank obligations, short-term corporate obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

Under normal market  conditions,  Municipal  Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Funds is subject to certain risks, as set forth in detail under "INVESTMENT OBJECTIVES, POLICIES AND Restrictions." As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

OFFERING PRICE

The public offering price of each Fund is equal to its net asset value of $1.00 per Share.

SHARES OFFERED

S-2 Shares of common stock of Liquid Assets and Sweep Shares of common stock Municipal Assets ("Shares"), each a separate investment portfolio of the IMG Mutual Funds, Inc., a Maryland Corporation.

MINIMUM PURCHASE

The minimum initial investment is $250 with $25 minimum subsequent investments (subject to certain exceptions).

DIVIDENDS

Dividends are declared daily and paid monthly and will be automatically reinvested unless the shareholder elects otherwise.

INVESTMENT ADVISOR

Investors Management Group, Ltd. (the "Advisor").

ADMINISTRATOR

Investors Management Group, Ltd. (the "Administrator").

DISTRIBUTOR

BISYS Fund Services Inc., Columbus, Ohio (the "Distributor").

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
Maximum Sales Charge Imposed on Purchases                   None        None
Maximum Sales Charge on Reinvested Dividends                None        None
Deferred Sales Load                                         None        None
Redemption Fee*                                             None        None
Exchange Fee                                                None        None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees......................................     0.35%       0.35%
  12b-1 Distribution  Fees.............................     0.25%       0.25%
  Shareholder Servicing Fees...........................     0.25%       0.25%
  Other Expenses.......................................     0.07%       0.11%
  Total Fund Operating Expenses After Waivers 1........     0.92%       0.96%

The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in S2 shares of Liquid Assets and Sweep Shares of Municipal Assets will bear directly or indirectly. The table reflects current fees and estimates other expenses. The Management Fees, Rule 12b-1 Distribution Fees and Shareholder Servicing Fees are based on the maximum allowable under the Investment Advisory Agreements, Distribution Plans and Shareholder Servicing Plans. Rule 12b-1 Distribution Fees and Shareholder Servicing Fees are fees related to distribution and marketing expenses incurred under plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. From time to time, the Fund's Advisor and/or Distributor may voluntarily waive the Management Fees, the 12b-1 Distribution Fees and/or Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

1 The Company has entered into a Management and Administration Agreement pursuant to which the Funds are authorized to pay a periodic amount calculated at an annual rate of 0.20% of the average daily net assets of such Funds. Currently, however, it is intended that 70% of the fees due to be paid under the Agreement by Liquid Assets or Municipal Assets will be waived. Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 1.12% for Liquid Assets and 1.16% for Municipal Assets.

EXAMPLE
You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                         1 Year      3 Years      5 Years       10 Years
   Liquid Assets          $ 9          $29          $51            $113
   Municipal Assets       $10          $31          $53            $118

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

(5) Commercial paper which at the time of investment (a) is rated (or the issuer of which has been rated) highest quality by two nationally recognized statistical rating organizations ("NRSRO") if rated by two or more NRSROs; (b) is rated (or the issuer of which has been rated) highest quality if rated by only one NRSRO; or (c) is determined to be of equivalent quality by the Fund's Board of Directors if unrated.

(6) U.S. dollar-denominated bank obligations (certificates of deposit and bankers' acceptances) issued by domestic offices of U.S. banks which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000; and obligations of other banks or savings and loans if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10 percent of the total assets of the Fund will be invested in such insured obligations.

(7) Short-term (maturing in one year or less) corporate obligations which at the time of investment (a) are rated in the highest rating category by two NRSROs, if rated by two or more NRSROs; (b) are rated in the highest rating category if rated by only one NRSRO; or (c) are determined to be of equivalent quality by the Fund's Board of Directors if unrated.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests. (2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities.

It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Fund may also present a 30-day yield which is calculated similarly but instead refers to a 30-day period rather than a seven-day period. EFFECTIVE YIELD is calculated similarly but, when annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of course, the Funds' yields are not fixed nor is principal guaranteed. Yields are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields will fluctuate and are not necessarily representative of the future results.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Sweep Shares unless cash payment has been selected on the Account Application. If a shareholder has elected to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in Shares of the Fund. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Shares of the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. The Funds were created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Funds, Inc., and the Municipal Assets Funds, Inc., two separately registered open-end, diversified management investment companies organized as Iowa corporations. References herein to the "immediate predecessor" of the Funds refer to the respective companies which correspond to such Fund. Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.

S2 Shares of Liquid Assets and Sweep Shares of Municipal Assets are described in this Prospectus. Trust Shares and Institutional Shares are offered in separate Prospectuses which may be obtained by calling the Fund at 1-800-798-1819 or writing to the address on the cover of this Prospectus. Please read the Prospectus carefully before investing or sending money. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Shares, S2 Shares and Trust Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Shares and Trust Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Shares will vote on matters relating to the Distribution Plan for Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the transfer agent.

SHAREHOLDER REPORTS AND MEETINGS

Each shareholder will receive monthly Fund information, an unaudited semiannual report, and an annual report containing audited financial statements. If you have questions about your account, call 1-800-798-1819. You may also write the Fund at the address on the cover of this Prospectus. You may order statements for the current and preceding year at no charge. However, there will be a $10.00 fee per statement for statements ordered for other years.

The Fund may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Funds have adopted the appropriate provisions in their Bylaws and may, in their discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. The Funds have also adopted provisions in their Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders of the Funds may remove a Director by the affirmative vote of a majority of the Funds' outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders or record of not less than 10 percent of the Funds' outstanding voting securities.

To date, ten Funds have been authorized. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Funds, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect the interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

MANAGEMENT AND FEES

Overall responsibility for management of the Company rests with the Board of Directors, who are elected by the Shareholders of the Company's Funds. The Company will be managed by the Directors in accordance with laws of Maryland governing corporations. The Directors, in turn, elect the officers of the Company to supervise the day-to-day operations. The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a federally registered Investment Advisor organized in 1982 and located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others for over 15 years. As of November 30, 1997, IMG had approximately $1.6 billion in equity, fixed income and money market assets under management.

The Funds will be managed by Jeffrey D. Lorenzen, CFA, Managing Director, Kathryn D. Beyer, CFA, Managing Director, and Elizabeth S. Pierson, CFA, Senior Fixed Income Manager. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. Mr. Lorenzen received his Masters of Business Administration degree from Drake University, Des Moines, Iowa, and his Bachelor of Business Administration degree from the University of Iowa, Iowa City, Iowa. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1993, her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company from 1988 to 1993. Ms. Beyer received her Master of Business Administration degree from Drake University, Des Moines, Iowa, and her Bachelor of Science degree in agricultural engineering from Iowa State University, Ames, Iowa. Ms. Pierson is a fixed income strategist and is a member of IMG's Investment Policy Committee. She began her investment career in 1984 with AMCORE Capital Management, Inc. Ms. Pierson received her Bachelor of Science degree from the University of Illinois, Champaign-Urbana.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.35 percent of each Fund's average daily net assets.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. IMG may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

IMG also provides management and administration, fund accounting, transfer agency, and shareholder recordkeeping services to the Funds. IMG is compensated for each of these services under separate written contracts with the Funds. The fees received and the services provided under these contracts are in addition to those received and paid to IMG under the Advisory Agreement.

At its expense, IMG provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Funds. Except for the expenses expressly assumed by IMG pursuant to its investment advisory agreement, each Fund is responsible for all its other expenses, including, without limitation, governmental fees, interest charges, taxes if applicable, membership dues in the Investment Company Institute allocable to the Fund, broker commissions, and other expenses connected with the execution, recording and settlement of Fund security transactions, expenses of repurchasing and redeeming shares and expenses of servicing shareholder accounts; expenses for preparing, printing and distributing periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; insurance premiums, fees and expenses of the Fund's custodian, including safekeeping of funds and securities and maintaining required books and accounting; expenses of calculating the net asset value of shares of the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; compensation and expenses of Directors who are not "interested persons" of the Advisor; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses to existing shareholders are borne by the Funds except that the Funds' Distribution Agreement requires that the Distributor pay for prospectuses that are to be used for sales purposes with persons other than current shareholders.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for that Fund and increasing the Fund's overall yield to investors at the time any such amounts are waived and/or absorbed.

Except as voluntarily absorbed by IMG, all expenses incurred in the operation of the Funds will be borne by the Funds. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Funds are allocated among the Funds on a reasonable basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

Each Fund pays certain distribution fees related to marketing, selling and distribution of Sweep Shares including, but not limited to, preparation and distribution of promotional materials, compensation to sales personnel employed by the Distributor and for payment to institutions, including financial institutions ("Participating Organizations") who render assistance in distributing or promoting the sale of each Fund's Sweep Shares under plans ("12b-1 Plans") adopted pursuant to Rule 12b-1 under the Act. The maximum fees payable under the 12b-1 Plans are an annual rate of 0.25 percent for S2 Shares of Liquid Assets and 0.25 percent for Sweep Shares of Municipal Assets, computed monthly on the basis of the average net asset value of the respective Shares issued by each Fund. The Directors of each Fund review quarterly a written report of the costs incurred associated with the 12b-1 Plans. The Directors believe that the 12b-1 Plans are in compliance with Rule 12b-1 and are in the best interests of the Funds.

Each Fund pays certain shareholder servicing fees to financial institutions ("Participating Organizations"), who render assistance in servicing their customers who are direct or beneficial owners of each Fund's Shares under Shareholder Services Plans (the "Services Plans") adopted by the Funds' Board of Directors. The maximum fees payable under the Services Plans are an annual rate of 0.25%, computed monthly on the basis of the average daily net asset value of each Fund. The Directors of each Fund review quarterly a written report of the costs incurred association with the Services Plans. The Directors believe that the Services Plans are in the best interest of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL THE FUNDS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from BISYS Fund Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through financial institutions providing an automatic "sweep" investment program, in which case there is no minimum. Participating organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL THE FUNDS AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

   METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT

   BY MAIL                $250 (minimum)                   $25 (minimum)
                      Please make your check           Please make your check
                      payable to the Fund selected     payable to the Fund
                      and mail to the address          selected, with your
                      indicated on the application.    account number on the
                                                       check and mail to the
                                                       address printed on your
                                                       account statement.

   BY WIRE            Please call for an account       See instructions below.
                      number before initial invest-
                      ment at 1-800-798-1819 or
                      515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

   BY ELECTRONIC      Not available for initial        Shareholders who have
   FUNDS TRANSFER     purchase.                        an account with an
   (ACH)                                               institution which is a
                                                       member of the Automated
                                                       Clearing House, may
                                                       elect to purchase Fund
                                                       shares via electronic
                                                       funds transfer.  Select
                                                       this service on your
                                                       application or call
                                                       the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call  the  Funds  at  1-800-798-1819  for  more
information.

EXCHANGE PRIVILEGE. You may exchange Shares of either Fund for Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

A shareholder may not reduce the value of their account to less than $100 by writing checks. The check writing privilege is not available when purchases are made through a financial institution providing an automatic "sweep" investment program. The Funds and the Custodian reserve the right to terminate the check writing service or to institute charges for the service.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                              Send a "letter of instruction": a
   TO: 2203 GRAND AVENUE                  letter specifying the name of the
       DES MOINES, IA 50312-5338          Fund, the number of shares to be
                                          sold, your name, your account number,
                                          and the additional requirements
                                          listed below that apply to your
                                          particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants, Sole        Letter of instruction signed by all
   Proprietorship, Custodial (Uniform     persons required to sign for the
   Gifts or Transfers To Minors Act),     account, exactly as it is registered,
   General Partners                       accompanied by signature guarantee(s).

   Corporation, Association               Letter of instruction and a corporate
                                          resolution signed by person(s)
                                          authorized to act on the account,
                                          accompanied by signature guarantee(s).

   Trust                                  A letter of instruction signed by
                                          the Trustee(s) (as Trustee), with a
                                          signature guarantee. (If the Trustee's
                                          name is not registered on your
                                          account,  also  provide  a copy of the
                                          trust document,  certified  within the
                                          last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

       A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY CHECK--                             You must have applied for the check
   (minimum $250                          writing feature on your account
   maximum $100,000)                      spplication.  You may redeem pro-
                                          vided that the signatures you
                                          designated are on the check.  (There
                                          is no charge for this service and
                                          you may write an unlimited number
                                          of checks.)

   BY EXCHANGE--                          You must meet the minimum investment
                                          requirement of the other fund.  You
                                          can only exchange between accounts
                                          with identical names, addresses, and
                                          taxpayer identification numbers.

   BY ELECTRONIC FUNDS                    You must have applied for the
   TRANSFER (ACH) OR WIRE--               Telephone Transfer feature on your
                                          application.  Allow two days via ACH.
                                          Call before 10:00 a.m. for same day
                                          wire.  $15.00 fee for bank wires.

TABLE OF CONTENTS
     Expense Summary of Shares...............................................2
     Highlights..............................................................3
     Financial Highlights....................................................4
     Investment Objectives, Policies and Restrictions........................7
     Liquid Assets.......................................................... 7
     Municipal Assets........................................................9
     Performance............................................................12
     Distributions and Taxes................................................13
     Organization and Shares of the Funds...................................14
     Management and Fees....................................................15
     Opening an Account.....................................................16
         Share Price........................................................16
         Purchasing Shares..................................................16
     Shareholder Services...................................................19
     Redeeming Shares.......................................................21

NO SALESMAN, OR OTHER PERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY BISYS FUND SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY BISYS FUND SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND AND                                             TRUST SHARES
MUNICIPAL ASSETS FUND

                 2203 Grand Avenue, Des Moines, Iowa 50312-5338


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FOR CURRENT YIELD, PURCHASE AND REDEMPTION INFORMATION CALL.........800-798-1819
 ....................................................................515-244-5426
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PROSPECTUS                                                            ___ , 1997
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Liquid  Assets  Fund  and  Municipal  Assets  Fund,  each  of  these  a  "Fund",
(collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Trust Shares" of each Fund. Trust Shares are offered to customers of banks. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. The Funds also offer "Sweep Shares" and "Institutional Shares" which accrue daily dividends in the same manner as Trust Shares except that each class bears separate distribution and/or shareholder administrative servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Trust Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, BY ANY STATE, OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK, OR GUARANTEED BY A BANK. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00, BUT UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from the Funds at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

TYPE OF COMPANY

Each Fund is a diversified series of an open-end, management investment company.

INVESTMENT OBJECTIVE

For Liquid Assets, maximum current income consistent with safety of principal and maintenance of liquidity.

For Municipal Assets, maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity.

INVESTMENT POLICY

Under normal market conditions, Liquid Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term debt obligations including, primarily, redeemable Certificates backed by federally insured student loans and Farmers Home Administration guaranteed loans, commercial paper, bank obligations, short-term corporate obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

Under normal market  conditions,  Municipal  Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Funds is subject to certain risks, as set forth in detail under "INVESTMENT OBJECTIVES, POLICIES AND Restrictions." As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

OFFERING PRICE

The public offering price of each Fund is equal to its net asset value of $1.00 per Share.

SHARES OFFERED

Trust Shares of common stock ("Shares") of Liquid Assets and Municipal Assets, each a separate investment portfolio of the IMG Mutual Funds, Inc., a Maryland Corporation.

MINIMUM PURCHASE

The minimum initial investment is $250 with $25 minimum subsequent investments (subject to certain exceptions).

DIVIDENDS

Dividends are declared daily and paid monthly and will be automatically reinvested unless the shareholder elects otherwise.

INVESTMENT ADVISOR

Investors Management Group, Ltd (the "Advisor").

ADMINISTRATOR

Investors Management Group, Ltd  (the "Administrator").

DISTRIBUTOR

BISYS Fund Services Inc., Columbus, Ohio (the "Distributor")

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
Maximum Sales Charge Imposed on Purchases                   None        None
Maximum Sales Charge on Reinvested Dividends                None        None
Deferred Sales Load                                         None        None
Redemption Fee*                                             None        None
Exchange Fee                                                None        None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees......................................     0.35%       0.35%
  12b-1 Distribution  Fees.............................     0.00%       0.00%
  Shareholder Servicing Fees After Waivers 1...........     0.15%       0.15%
  Other Expenses.......................................     0.17%       0.21%
  Total Fund Operating Expenses After Waivers 1........     0.67%       0.71%

The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in Trust Shares of a Fund will bear directly or indirectly. The table reflects the current fees and an estimate of other expenses. The Management Fees and Shareholder Servicing Fees are based on the maximum allowable under the Investment Advisory Agreements and Shareholder Servicing Plans. Shareholder Servicing Fees are fees related to distribution and marketing expenses incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. From time to time, the Fund's Advisor and/or Distributor may voluntarily waive the Management Fees and/or the Shareholder Servicing Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

1 The Company has entered into Shareholder Servicing Agreements pursuant to which the Funds are authorized to pay a periodic amount calculated at an annual rate of 0.25% of the average daily net assets of such Funds. Currently, however, it is intended that an annual rate of 0.15% of the average daily net assets of each Fund will be paid under the Agreements by Liquid Assets or Municipal Assets.

2 The Company has entered into a Management and Administration Agreement pursuant to which the Funds are authorized to pay a periodic amount calculated at an annual rate of 0.20% of the average daily net assets of such Funds. Currently, however, it is intended that 70% of the fee due to be paid under the Agreement by Liquid Assets or Municipal Assets will be waived. Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 0.87% for Liquid Assets and 0.91% for Municipal Assets.

EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                      1 Year    3 Years   5 Years   10 Years

  Liquid Assets        $  7       $21       $37       $83
  Municipal Assets     $  7       $23       $40       $88

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund.

NVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

(5) Commercial paper which at the time of investment (a) is rated (or the issuer of which has been rated) highest quality by two nationally recognized statistical rating organizations ("NRSRO") if rated by two or more NRSROs; (b) is rated (or the issuer of which has been rated) highest quality if rated by only one NRSRO; or (c) is determined to be of equivalent quality by the Fund's Board of Directors if unrated.

(6) U.S. dollar-denominated bank obligations (certificates of deposit and bankers' acceptances) issued by domestic offices of U.S. banks which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000; and obligations of other banks or savings and loans if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10 percent of the total assets of the Fund will be invested in such insured obligations.

(7) Short-term (maturing in one year or less) corporate obligations which at the time of investment (a) are rated in the highest rating category by two NRSROs, if rated by two or more NRSROs; (b) are rated in the highest rating category if rated by only one NRSRO; or (c) are determined to be of equivalent quality by the Fund's Board of Directors if unrated.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities.

It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Fund may also present a 30-day yield which is calculated similarly but instead refers to a 30-day period rather than a seven-day period. EFFECTIVE YIELD is calculated similarly but, when annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of course, the Funds' yields are not fixed nor is principal guaranteed. Yields are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields will fluctuate and are not necessarily representative of the future results

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Trust Shares unless cash payment has been selected on the Account Application. If a shareholder has elected to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in Trust Shares of the Fund. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Trust Shares of the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. The Funds were created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Funds, Inc., and the Municipal Assets Funds, Inc., two separately registered open-end, diversified management investment companies organized as Iowa corporations. References herein to the "immediate predecessor" of the Funds refer to the respective companies which correspond to such Fund. Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes could be utilized to create differing expense and fee structures for investors in the same Fund. Differences could exist, for example in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.

Trust Shares of the Funds are described in this Prospectus. Sweep Shares, Institutional Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling the Fundat 1-800-798-1819 or writing to the address on the cover of this Prospectus. Please read the Prospectus carefully before investing or sending money. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Sweep Shares, S2 Shares and Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertified form and will be evidenced by the appropriate notation on the books of the transfer agent.

SHAREHOLDER REPORTS AND MEETINGS

Each shareholder will receive monthly Fund information, an unaudited semiannual report, and an annual report containing audited financial statements. If you have questions about your account, call 1-800-798-1819. You may also write the Fund at the address on the cover of this Prospectus. You may order statements for the current and preceding year at no charge. However, there will be a $10.00 fee per statement for statements ordered for other years.

The Fund may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Funds have adopted the appropriate provisions in their Bylaws and may, in their discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. The Funds have also adopted provisions in their Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders of the Funds may remove a Director by the affirmative vote of a majority of the Funds' outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders or record of not less than 10 percent of the Funds' outstanding voting securities.

To date, ten Funds have been authorized. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Funds, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect the interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

MANAGEMENT AND FEES

Overall responsibility for management of the Company rests with the Board of Directors, who are elected by the Shareholders of the Company's Funds. The Company will be managed by the Directors in accordance with laws of Maryland governing corporations. The Directors, in turn, elect the officers of the Company to supervise the day-to-day operations. The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG,., is a federally registered Investment Advisor organized in 1982 and located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others for over 15 years. As of November 30, 1997, IMG had approximately $1.6 billion in equity, fixed income and money market assets under management.

The Funds will be managed by Jeffrey D. Lorenzen, CFA, Managing Director, Kathryn D. Beyer, CFA, Managing Director, and Elizabeth S. Pierson, CFA, Senior Fixed Income Manager. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. Mr. Lorenzen received his Masters of Business Administration degree from Drake University, Des Moines, Iowa, and his Bachelor of Business Administration degree from the University of Iowa, Iowa City, Iowa. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1993, her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company from 1988 to 1993. Ms. Beyer received her Master of Business Administration degree from Drake University, Des Moines, Iowa, and her Bachelor of Science degree in agricultural engineering from Iowa State University, Ames, Iowa. Ms. Pierson is a fixed income strategist and is a member of IMG's Investment Policy Committee. She began her investment career in 1984 with AMCORE Capital Management, Inc. Ms. Pierson received her Bachelor of Science degree from the University of Illinois, Champaign-Urbana.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.35 percent of each Fund's average daily net assets.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. IMG may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

IMG also provides management and administration, fund accounting, transfer agency, and shareholder recordkeeping services tothe Funds. IMG is compensated for each of these services under separate written contracts with the Funds. The fees received and the services provided under these contracts are in addition to those received and paid to IMG under the Advisory Agreement.

At its expense, IMG provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Funds. Except for the expenses expressly assumed by IMG pursuant to its investment advisory agreement, each Fund is responsible for all its other expenses, including, without limitation, governmental fees, interest charges, taxes if applicable, membership dues in the Investment Company Institute allocable to the Fund, broker commissions, and other expenses connected with the execution, recording and settlement of Fund security transactions, expenses of repurchasing and redeeming shares and expenses of servicing shareholder accounts; expenses for preparing, printing and distributing periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; insurance premiums, fees and expenses of the Fund's custodian, including safekeeping of funds and securities and maintaining required books and accounting; expenses of calculating the net asset value of shares of the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; compensation and expenses of Directors who are not "interested persons" of the Advisor; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses to existing shareholders are borne by the Funds except that the Funds' Distribution Agreement requires that the Distributor pay for prospectuses that are to be used for sales purposes with persons other than current shareholders.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for that Fund and increasing the Fund's overall yield to investors at the time any such amounts are waived and/or absorbed.

Except as voluntarily absorbed by IMG, all expenses incurred in the operation of the Funds will be borne by the Funds. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Funds are allocated among the Funds on a reasonable basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

Each Fund pays certain shareholder servicing fees to financial institutions ("Participating Organizations"), who render assistance in servicing their customers who are direct or beneficial owners of each Fund's Shares under Shareholder Services Plans (the "Services Plans") adopted by the Funds' Board of Directors. The maximum fees payable under the Services Plans are an annual rate of 0.25%, computed monthly on the basis of the average daily net asset value of each Fund. The Directors of each Fund review quarterly a written report of the costs incurred association with the Services Plans. The Directors believe that the Services Plans are in the best interest of the Funds.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL THE FUNDS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from BISYS, Fund Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through Participating Organizations in which case there is no minimum. Participating Organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Trust Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Trust Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL THE FUNDS AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

   METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT

   BY MAIL                $250 (minimum)                   $25 (minimum)
                      Please make your check           Please make your check
                      payable to the Fund selected     payable to the Fund
                      and mail to the address          selected, with your
                      indicated on the application.    account number on the
                                                       check and mail to the
                                                       address printed on your
                                                       account statement.

   BY WIRE            Please call for an account       See instructions below.
                      number before initial invest-
                      ment at 1-800-798-1819 or
                      515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

   BY ELECTRONIC      Not available for initial        Shareholders who have
   FUNDS TRANSFER     purchase.                        an account with an
   (ACH)                                               institution which is a
                                                       member of the Automated
                                                       Clearing House, may
                                                       elect to purchase Fund
                                                       shares via electronic
                                                       funds transfer.  Select
                                                       this service on your
                                                       application or call
                                                       the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call  the  Funds  at  1-800-798-1819  for  more
information.

EXCHANGE PRIVILEGE. You may exchange Trust Shares of either Fund for Trust Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business Day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares, if after 30 days' notice, additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                              Send a "letter of instruction": a
   TO: 2203 GRAND AVENUE                  letter specifying the name of the
       DES MOINES, IA 50312-5338          Fund, the number of shares to be
                                          sold, your name, your account number,
                                          and the additional requirements
                                          listed below that apply to your
                                          particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants, Sole        Letter of instruction signed by all
   Proprietorship, Custodial (Uniform     persons required to sign for the
   Gifts or Transfers To Minors Act),     account, exactly as it is registered,
   General Partners                       accompanied by signature guarantee(s).

   Corporation, Association               Letter of instruction and a corporate
                                          resolution signed by person(s)
                                          authorized to act on the account,
                                          accompanied by signature guarantee(s).

   Trust                                  A letter of instruction signed by
                                          the Trustee(s) (as Trustee), with a
                                          signature guarantee. (If the Trustee's
                                          name is not registered on your
                                          account,  also  provide  a copy of the
                                          trust document,  certified  within the
                                          last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

       A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                          You must meet the minimum investment
                                          requirement of the other fund.  You
                                          can only exchange between accounts
                                          with identical names, addresses, and
                                          taxpayer identification numbers.

   BY ELECTRONIC FUNDS                    You must have applied for the
   TRANSFER (ACH) OR WIRE--               Telephone Transfer feature on your
                                          application.  Allow two days via ACH.
                                          Call before 10:00 a.m. for same day
                                          wire.  $15.00 fee for bank wires.

TABLE OF CONTENTS

     Expense Summary of Trust Shares..........................................2
     Highlights...............................................................3
     Financial Highlights.....................................................4
     Investment Objectives, Policies and Restrictions.........................7
     Liquid Assets........................................................... 7
     Municipal Assets.........................................................9
     Performance.............................................................12
     Distributions and Taxes.................................................13
     Organization and Shares of the Funds....................................14
     Management and Fees.....................................................15
     Opening an Account......................................................17
         Share Price.........................................................17
         Purchasing Shares...................................................17
     Shareholder Services....................................................19
     Redeeming Shares........................................................21

NO SALESMAN, OR OTHER PERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY BISYS FUND SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY BISYS FUND SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND AND                                     INSTITUTIONAL SHARES
MUNICIPAL ASSETS FUND

                 2203 Grand Avenue, Des Moines, Iowa 50312-5338
--------------------------------------------------------------------------------
For current yield, purchase and redemption information call.........800-798-1819
 ....................................................................515-244-5426
--------------------------------------------------------------------------------
Prospectus                                                             ___, 1997
--------------------------------------------------------------------------------

Liquid Assets Fund and Municipal Assets Fund, each of these a "Fund", (collectively, the "Funds") are money market mutual funds designed to enable investors to meet short-term goals. Investors choose whichever Fund best suits their needs and may, without charge, exchange Funds as their investment outlook or goals change.

Liquid Assets Fund offers four classes of shares and Municipal Assets Fund offers three classes of shares. This Prospectus describes the "Institutional Shares" of each Fund. Institutional Shares are offered to individual and institutional customers (acting on their own behalf or on the behalf of individuals). The Funds also offer "Sweep Shares" and "Trust Shares" which accrue daily dividends in the same manner as Institutional Shares except that each class bears separate distribution and/or shareholder administrative servicing fees. "S2 Shares" are also offered by Liquid Assets Fund. (see "Organization and Shares of the Funds").

LIQUID ASSETS FUND, ("Liquid Assets") seeks maximum current income consistent with safety of principal and maintenance of liquidity. MUNICIPAL ASSETS FUND, ("Municipal Assets") seeks maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. Institutional Shares are offered and redeemed at $1.00 per share under rules which allow the Funds to use the amortized cost method of valuing the Funds' assets.

AN INVESTMENT IN SHARES OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, BY ANY STATE, OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF A BANK, OR GUARANTEED BY A BANK. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSETS VALUE OF $1.00, BUT UNDER EXTRAORDINARY CIRCUMSTANCES THE VALUE OF SHARES MAY VARY FROM $1.00 AND CONSEQUENTLY, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth basic information about each Fund that investors should know before investing and should be retained for future reference. Statements of Additional Information (as of the date of this Prospectus) which contain more detailed information about each Fund have been filed with the Securities and Exchange Commission and are hereby incorporated by reference. The Statements of Additional Information are available free upon request from the Funds at the address and telephone number indicated above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

TYPE OF COMPANY

Each Fund is a diversified series of an open-end, management investment company.

INVESTMENT OBJECTIVE

For Liquid Assets, maximum current income consistent with safety of principal and maintenance of liquidity.

For Municipal Assets, maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity.

INVESTMENT POLICY

Under normal market conditions, Liquid Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term debt obligations including, primarily, redeemable Certificates backed by federally insured student loans and Farmers Home Administration guaranteed loans, commercial paper, bank obligations, short-term corporate obligations and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

Under normal market  conditions,  Municipal  Assets will invest in a diversified portfolio of high quality, U.S. dollar denominated short-term municipal securities which mature or have a demand feature exercisable in one year or less from the date of acquisition having a dollar-weighted average maturity of 90 days or less. The Fund seeks to maintain a net asset value of $1.00 per share.

RISK FACTORS AND SPECIAL CONSIDERATIONS

An investment in the Funds is subject to certain risks, as set forth in detail under "INVESTMENT OBJECTIVES, POLICIES AND Restrictions." As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives.

OFFERING PRICE

The public offering price of each Fund is equal to its net asset value of $1.00 per Share.

SHARES OFFERED

Institutional Shares of common stock ("Shares") of Liquid Assets and Municipal Assets, each a separate investment portfolio of the IMG Mutual Funds, Inc., a Maryland Corporation.

MINIMUM PURCHASE

The minimum initial investment is $250 with $25 minimum subsequent investments (subject to certain exceptions).

DIVIDENDS

Dividends are declared daily and paid monthly and will be automatically reinvested unless the shareholder elects otherwise.

INVESTMENT ADVISOR

Investors Management Group, Ltd. (the "Advisor").

ADMINISTRATOR

Investors Management Group, Ltd. (the "Administrator").

DISTRIBUTOR

BISYS Fund Services Inc., Columbus, Ohio (the "Distributor").

EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
Maximum Sales Charge Imposed on Purchases                   None        None
Maximum Sales Charge on Reinvested Dividends                None        None
Deferred Sales Load                                         None        None
Redemption Fee*                                             None        None
Exchange Fee                                                None        None

* A $15.00 fee may be charged to an individual shareholder account for redemption by wire.

                                                           LIQUID     MUNICIPAL
                                                           ASSETS      ASSETS
ESTIMATED ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
  Management Fees......................................     0.35%       0.35%
  12b-1 Distribution Fees..............................     0.00%       0.00%
  Shareholder Servicing Fees...........................     0.00%       0.00%
  Other Expenses.......................................     0.17%       0.21%
  Total Fund Operating Expenses After Waivers 1........     0.52%       0.56%

The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in Institutional Shares of a Fund will bear directly or indirectly. The table reflects current fees and estimates other expenses. The Management Fees are based on the maximum allowable under the Investment Advisory Agreements. From time to time, the Fund's Advisor may voluntarily waive the Management Fees and/or absorb certain expenses for a Fund or class of Shares of a Fund. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers. Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank.

1 The Company has entered into a Management and Administration Agreement pursuant to which the Funds are authorized to pay a periodic amount calculated at an annual rate of 0.20% of the average daily net assets of such Funds. Currently, however, it is intended that 70% of the fees due to be paid under the Agreement by Liquid Assets or Municipal Assets will be waived. Absent the waiver of these fees, "Total Operating Expenses" as a percentage of average daily net assets would have been 0.72% for Liquid Assets and 0.76% for Municipal Assets.

EXAMPLE

You would pay the following expenses on a $1,000 investment in each Fund assuming, (1) a (hypothetical) five percent annual return and (2) redemption at the end of each time period.

                        1 Year      3 Years        5 Years       10 Years
  Liquid Assets         $  5          $17            $29            $65
  Municipal Assets      $  6          $18            $31            $70

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN. The above Example is based on the expense information included in the previous Expense Summary. The Expense Summary and Examples do not reflect any charges that may be imposed by financial institutions on their customers. Please refer to "MANAGEMENT AND FEES" for a more complete discussion of the Shareholder transaction expenses and annual operating expenses for the Fund.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

LIQUID ASSETS

The investment objective of Liquid Assets is maximum current income consistent with safety of principal and maintenance of liquidity. The Fund invests in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

(1) Obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(2) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

(3) Redeemable interest-bearing trust certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Further details concerning the Student Loan Trusts and the Fund's investments in Student Loan Certificates are found in the Statement of Additional Information.

(4) Redeemable interest-bearing ownership certificates ("FmHA Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of no more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Further details concerning the FmHA Trusts and the Fund's investment in FmHA Certificates and FmHA guaranteed loans are found in the Statement of Additional Information.

(5) Commercial paper which at the time of investment (a) is rated (or the issuer of which has been rated) highest quality by two nationally recognized statistical rating organizations ("NRSRO") if rated by two or more NRSROs; (b) is rated (or the issuer of which has been rated) highest quality if rated by only one NRSRO; or (c) is determined to be of equivalent quality by the Fund's Board of Directors if unrated.

(6) U.S. dollar-denominated bank obligations (certificates of deposit and bankers' acceptances) issued by domestic offices of U.S. banks which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000; and obligations of other banks or savings and loans if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10 percent of the total assets of the Fund will be invested in such insured obligations.

(7) Short-term (maturing in one year or less) corporate obligations which at the time of investment (a) are rated in the highest rating category by two NRSROs, if rated by two or more NRSROs; (b) are rated in the highest rating category if rated by only one NRSRO; or (c) are determined to be of equivalent quality by the Fund's Board of Directors if unrated.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not have invested more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, will be backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and will have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than 397 days, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates, and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

It is the policy of the Fund that any illiquid securities (including repurchase agreements of more than seven days duration) may not constitute, at the time of purchase or at any time, more than ten percent of the value of the total net assets of the Fund.

As a fundamental policy, the Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act, the Fund may not issue senior securities. As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

While investments by the Fund will be confined to high quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible Participating Banks or borrowers will default on the provisions of their agreements with the Fund or that banks will default on repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease.

In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described above; (2) invest more than 80 percent of its total assets in Student Loan Certificates and/or FmHA Certificates; (3) purchase or sell real estate (other than short-term loans secured by real estate or interests therein or loans to companies which invest in or engage in other activities related to real estate), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (4) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof; (5) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in Student Loan Certificates or FmHA Certificates, as described in (2) above, and may make the investments and enter into repurchase agreements as described above; (6) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, Student Loan Certificates, and FmHA Certificates) or for which no ready market exists; (7) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

MUNICIPAL ASSETS

The investment objective of Municipal Assets is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The Fund invests in the following types of money market instruments maturing in 397 days or less from time of investment (with certain exceptions), as defined herein:

(1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions such obligations will be nonrated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. In addition, all obligations with maturities longer than 397 days from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. The Statement of Additional Information contains further details concerning the Fund's policies and procedures with respect to investments in such tax-exempt obligations and participation interests.

(2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc., or AAA, AA, or A-1 by Standard & Poor's Corporation. Nonrated securities may also be purchased if determined by the Fund's board of directors to be of comparable quality to the rated securities in which the Fund may invest.

(3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the U.S. government may be acquired from time to time on a temporary basis for defensive purposes.

(4) Repurchase agreements involving securities in the immediate foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. Repurchase agreements may involve certain risks which are described in greater detail in the Statement of Additional Information.

In accordance with procedures adopted pursuant to Rule 2a-7 under the 1940 Act, the Fund limits its investments to those U.S. dollar-denominated instruments determined by the Board of Directors to present minimal credit risk and which are "Eligible Securities" as that term is defined by Rule 2a-7. Pursuant to Rule 2a-7, the Fund shall not invest more than five percent of its total assets in securities issued by a single issuer. For additional requirements of Rule 2a-7, see "Opening an Account -- Share Price". Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. In determining whether particular variable rate investments backed by Liquidity Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner.

Under normal market conditions, the Fund as a matter of fundamental policy, will invest at least 80 percent of its total net assets in tax-exempt securities, the interest on which is exempt from federal income tax, except to the extent that some or all of which may be subject to the alternative minimum tax. This fundamental policy may not be changed without the approval of a majority of the Fund's outstanding voting securities. It is the policy of the Fund that any illiquid securities may not constitute, at the time of purchase or at anytime, more than ten percent of the value of the total net assets of the Fund. The Fund does not intend to concentrate its investments in any one industry and pursuant to Section 18(f) of the 1940 Act may not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable because of unfavorable market conditions.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial purchase commitment. The Fund may occasionally enter into such commitments, subject to certain limitations and procedures discussed in the Statement of Additional Information.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances, described in more detail in the Statement of Additional Information, the net asset value of Fund shares could decrease. It is also possible an issuer or bank will default on the provisions of their Liquidity Agreements, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the Board of Directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:
Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Policy"; (2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets (determined as of the date of purchase) in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one bank; (4) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (6) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described above; (7) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (8) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with predecessors, of at least five years of continuous operations; (9) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven days; and (10) enter into Liquidity Agreements with any bank if five percent or more of the securities of such bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (1) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (2) more than 50 percent of the outstanding Common Stock, whichever is less. The Statement of Additional Information includes discussion of certain other investment policies and restrictions, some of which are also considered fundamental and may not be changed without shareholder approval.

PERFORMANCE

Performance of each Fund may be quoted in advertising in terms of current yield and effective yield. CURRENT YIELD refers to the income generated by an investment in either Fund over a seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Fund may also present a 30-day yield which is calculated similarly but instead refers to a 30-day period rather than a seven-day period. EFFECTIVE YIELD is calculated similarly but, when annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Performance of the Funds may also be compared to other mutual funds with similar investment objectives, relevant indices or rankings prepared by independent services or other financial publications, or yields on deposits at financial institutions. Unlike the Funds, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Funds.

Additionally, Municipal Assets may quote a taxable-equivalent yield based on a stated income tax rate. Please see each Fund's Statement of Additional Information for further discussion of the manner in which yields are calculated and the comparative performance data which may be used.

Of course, the Funds' yields are not fixed nor is principal guaranteed. Yields are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields will fluctuate and are not necessarily representative of the future results.

DISTRIBUTIONS AND TAXES

Dividends from the net income of each Fund are declared daily on each business day and paid monthly to holders of record immediately before 3:00 p.m. Central Time. Dividends are automatically reinvested in Institutional Shares unless cash payment has been selected on the Account Application. If a shareholder has elected to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in Institutional Shares of the Fund. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Institutional Shares of the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

Dividends on each class of shares are determined in the same manner and are paid in the same amounts irrespective of class, except that each class bears separate distribution and/or shareholder servicing fees (see "Organization and Shares of the Funds").

Dividends declared in October, November, or December of any year, payable to shareholders of record on a specified date in such months, will be deemed to have been received by the shareholders and paid by the Funds on December 31 of such year, in the event that such dividends are actually paid during January of the following year.

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income, tax-exempt dividend income and/or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares.

Dividends derived from interest on federally tax-exempt debt obligations owned by Municipal Assets are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to shareholders, although some could be includable for purposes of the alternative minimum tax. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested.

Municipal Assets expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year. This discussion is only a summary and relates solely to Federal tax matters. Further discussion of the Federal Income Tax consequences of an investment in the Fund is provided in the Statement of Additional Information. Dividends may also be subject to local taxation. Shareholders are encouraged to consult with their personal tax advisors.

ORGANIZATION AND SHARES OF THE FUNDS

IMG Mutual Funds, Inc. is a Maryland corporation organized on November 16, 1994. The Funds were created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolios of the Liquid Assets Funds, Inc., and the Municipal Assets Funds, Inc., two separately registered open-end, diversified management investment companies organized as Iowa corporations. References herein to the "immediate predecessor" of the Funds refer to the respective companies which correspond to such Fund. . Each Share of a Fund represents an equal proportionate interest in that Fund with other Shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Directors.

The Articles of Incorporation of the Company permit the Company, by resolution of its Board of Directors, to create new series of common stock relating to new investment portfolios or to subdivide existing series of Shares into subseries or classes. Classes are utilized to create differing expense and fee structures for investors in the same Fund. Differences exist, for example in the sales load, Rule 12b-1 fees or service plan fees applicable to different classes of Shares offered by a particular Fund. Such an arrangement could enable the Company to tailor its marketing efforts to a broader segment of the investing public with a goal of attracting additional investments in the Funds.

Institutional Shares of the Funds are described in this Prospectus. Sweep Shares and Trust Shares and S2 Shares are offered in separate Prospectuses which may be obtained by calling the Fund at 1-800-798-1819 or writing to the address on the cover of this Prospectus. Please read the Prospectus carefully before investing or sending money. All shares are offered to individual and institutional investors acting on their own behalf or on behalf of their customers and bear their pro rata portion of all operating expenses paid by the Funds, except that Sweep Shares, Trust Shares and S2 Shares bear separate distribution and/or shareholder servicing fees. Institutional Shares bear no distribution or shareholder servicing fees.

Each class of shares offers different privileges. Sweep Shares and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their customers, and offer a check writing privilege. Trust Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining accounts and records for their customers who invest in Trust Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries concerning their investments. Institutional Shares are available directly from the Distributor only and offer only the Exchange and Telephone Transfer services. Each class of shares is exchangeable only for shares of the same class. Financial institutions selling or servicing Sweep Shares, Trust Shares and S2 Shares may receive different compensation with respect to one class over another.

Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shares of each Fund will vote together and not by class unless otherwise required by law or permitted by each Fund's Board of Directors. All shareholders of each Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement, investment objective and fundamental policies. Only holders of Sweep Shares and S2 Shares will vote on matters relating to the Distribution Plan for Sweep Shares and S2 Shares. Only holders of Trust Shares will vote on matters pertaining to the Shareholder Services Plan for Trust Shares.

Shares of the Funds have non-cumulative voting rights and, accordingly, the holders of more than 50 percent of each Fund's outstanding shares (irrespective of class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as each Fund's Board may grant in its discretion. When issued for payments as described in this Prospectus, shares will be fully paid and nonassessable. All shares are held in uncertificated form and will be evidenced by the appropriate notation on the books of the transfer agent.

SHAREHOLDER REPORTS AND MEETINGS

Each shareholder will receive monthly Fund information, an unaudited semiannual report, and an annual report containing audited financial statements. If you have questions about your account, call 1-800-798-1819. You may also write the Fund at the address on the cover of this Prospectus. You may order statements for the current and preceding year at no charge. However, there will be a $10.00 fee per statement for statements ordered for other years.

The Fund may operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Funds have adopted the appropriate provisions in their Bylaws and may, in their discretion, not hold annual meetings of shareholders for the election of Directors unless otherwise required by the 1940 Act. The Funds have also adopted provisions in their Bylaws for the removal of Directors by the shareholders. Shareholders may receive assistance in communicating with other shareholders as provided in Section 16(c) of the 1940 Act.

There normally will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders of the Funds may remove a Director by the affirmative vote of a majority of the Funds' outstanding voting shares. In addition, the Directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Director or for any other purpose when requested in writing to do so by the shareholders or record of not less than 10 percent of the Funds' outstanding voting securities.

To date, ten Funds have been authorized. All consideration received by the Funds for shares of one of the Funds and all assets in which such consideration is invested, belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income and expenses attributable to one Fund are treated separately from those of the other Funds.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Funds, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect the interest of such Fund. However, the Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the Rule.

MANAGEMENT AND FEES

Overall responsibility for management of the Company rests with the Board of Directors, who are elected by the Shareholders of the Company's Funds. The Company will be managed by the Directors in accordance with laws of Maryland governing corporations. The Directors, in turn, elect the officers of the Company to supervise the day-to-day operations. The Directors receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Directors they attend. The officers of the Company receive no compensation directly from the Company for performing the duties of their offices.

Investors Management Group, ("IMG") manages the investments and business affairs of the Funds. IMG is a federally registered Investment Advisor organized in 1982 and located at 2203 Grand Avenue, Des Moines, Iowa 50312-5338. IMG has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others for over 15 years. As of November 30, 1997, IMG had approximately $1.6 billion in equity, fixed income and money market assets under management.

The Funds will be managed by Jeffrey D. Lorenzen, CFA, Managing Director, Kathryn D. Beyer, CFA, Managing Director, and Elizabeth S. Pierson, CFA, Senior Fixed Income Manager. Mr. Lorenzen is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1992, his experience includes serving as a securities analyst and corporate fixed income analyst for The Statesman Group from 1989 to 1992. Mr. Lorenzen received his Masters of Business Administration degree from Drake University, Des Moines, Iowa, and his Bachelor of Business Administration degree from the University of Iowa, Iowa City, Iowa. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Prior to joining IMG in 1993, her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company from 1988 to 1993. Ms. Beyer received her Master of Business Administration degree from Drake University, Des Moines, Iowa, and her Bachelor of Science degree in agricultural engineering from Iowa State University, Ames, Iowa. Ms. Pierson is a fixed income strategist and is a member of IMG's Investment Policy Committee. She began her investment career in 1984 with AMCORE Capital Management, Inc. Ms. Pierson received her Bachelor of Science degree from the University of Illinois, Champaign-Urbana.

Under a management contract between each Fund and IMG, a fee is paid to IMG for investment advisory services. Each Fund is responsible for paying operating expenses not assumed by IMG.

The management fee for each Fund is calculated daily and paid monthly. The maximum management fee for each Fund is 0.35 percent of each Fund's average daily net assets.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund or class of shares without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for a Fund or class of shares and increasing the overall yield to investors in that Fund or class of shares at the time any such amounts are waived and/or absorbed. IMG may not seek reimbursement of such waived fees at a later date. The waiver of such fee will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

IMG also provides management and administration, fund accounting, transfer agency, and shareholder recordkeeping services to the Funds. IMG is compensated for each of these services under separate written contracts with the Funds. The fees received and the services provided under these contracts are in addition to those received and paid to IMG under the Advisory Agreement.

At its expense, IMG provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Funds. Except for the expenses expressly assumed by IMG pursuant to its investment advisory agreement, each Fund is responsible for all its other expenses, including, without limitation, governmental fees, interest charges, taxes if applicable, membership dues in the Investment Company Institute allocable to the Fund, broker commissions, and other expenses connected with the execution, recording and settlement of Fund security transactions, expenses of repurchasing and redeeming shares and expenses of servicing shareholder accounts; expenses for preparing, printing and distributing periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; insurance premiums, fees and expenses of the Fund's custodian, including safekeeping of funds and securities and maintaining required books and accounting; expenses of calculating the net asset value of shares of the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; compensation and expenses of Directors who are not "interested persons" of the Advisor; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses to existing shareholders are borne by the Funds except that the Funds' Distribution Agreement requires that the Distributor pay for prospectuses that are to be used for sales purposes with persons other than current shareholders.

From time to time, IMG may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of a Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for that Fund and increasing the Fund's overall yield to investors at the time any such amounts are waived and/or absorbed.

Except as voluntarily absorbed by IMG, all expenses incurred in the operation of the Funds will be borne by the Funds. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Funds are allocated among the Funds on a reasonable basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Insofar as Participating Organizations (including banks) are compensated under the Plans, their only function will be to perform administrative and shareholder services for their clients who wish to invest in the Funds. If a Participating Organization at a future date is prohibited from acting in this capacity, the shareholder may lose the services provided by the Participating Organization; however, it is not expected that the shareholders would incur any adverse financial consequences. It is intended that none of the services provided by such Participating Organizations other than through registered brokers will involve the solicitation or sale of shares of the Funds.

AMCORE Investment Group, N.A., Rockford, Illinois, acts as custodian for the Funds' cash and investments.

OPENING AN ACCOUNT

The Funds require a completed and signed application (which is attached) at the time you open each new account. Additional paperwork may be required from corporations, associations and certain fiduciaries. IF YOU HAVE QUESTIONS CALL THE FUNDS AT 1-800-798-1819 FROM 8:00 A.M. TO 4:30 P.M. CENTRAL TIME.

SHARE PRICE

The shares of each Fund are sold without a sales charge. The price of one share is its "net asset value" or NAV (generally $1.00). NAV is computed by adding the value of each Fund's investments, plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV of each Funds' shares is determined twice each business day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Funds are open for business each day the Federal Reserve is open.

Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. If you invest by check, the Funds must generally allow one or more days for conversion into federal funds before accepting your purchase.

Rule 2a-7 under the Investment Company Act of 1940 permits the Funds to compute net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures are described in more detail in each Fund's Statement of Additional Information.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security. U.S. government obligations, Student Loan Certificates and FmHA Certificates, which are subject to mandatory repurchase at their original purchase price, investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and nonrated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market but subject to Liquidity Agreements will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the board of directors of each Fund.

PURCHASING SHARES

Shares of each Fund may be purchased directly from BISYS Fund Services, Inc., as the distributor. Shares may also be purchased by customers of qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") that have entered into servicing agreements with the Distributor. The Participating Organization is responsible for transmitting purchase orders directly to the Fund's Distributor. A Participating Organization may elect to hold record ownership of shares for its customers and to show beneficial ownership of shares on the account statements it provides to them. In the alternative, a Participating Organization may elect to establish its customers' accounts of record with IMG as transfer agent for the Funds. Generally, shares purchased through Participating Organizations will be held by the Participating Organization as shareholder of record.

Shares of each Fund are offered without any purchase or redemption charge imposed by the Fund. The minimum initial investment that may be made in each Fund is $250. Subsequent investments in each Fund must be made in amounts of not less than $25, except where purchases are made through Participating Organizations in which case there is no minimum. Participating Organizations may aggregate their customers' purchases to satisfy the required minimums.

Purchases may be effected on business days when the Advisor, Distributor and Custodian are open for business. The Funds reserve the right to reject any purchase order, including purchases made with foreign and third party drafts or checks.

A purchase order for Institutional Shares received and accepted by the Funds by 10:00 a.m. Central Time on a business day is effected at the net asset value per share calculated as of 11:00 a.m. Central Time, and investors will receive the dividend declared that day, IF THE CUSTODIAN HAS RECEIVED THE PURCHASE PRICE IN FEDERAL FUNDS OR OTHER IMMEDIATELY AVAILABLE FUNDS BY 3:00 P.M. CENTRAL TIME THAT DAY. A purchase order for Institutional Shares received after 10:00 a.m. Central Time and prior to 3:00 p.m. Central Time on a business day for which such funds have been received by 3:00 p.m. Central Time will be effected as of 3:00 p.m. Central Time, and will begin to accrue dividends on the following business day. If federal funds are not available by 3:00 p.m. Central Time, the order will be canceled. Payment for orders which are not accepted or are canceled will be returned after prompt inquiry to the transmitting organization.

While the Funds themselves do not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Funds may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired, because the costs thereof will reduce the Funds' yields to the investor below that obtainable by investing in the Funds directly.

Customers wishing to purchase shares through their Participating Organization should contact such entity directly for appropriate instructions. (For a list of the Participating Organizations in your area, CALL THE FUNDS AT 1-800-798-1819 OR 515-244-5426.) Direct investors may purchase shares in accordance with the procedures described below, "Purchase Procedures".

Certificates representing Fund shares purchased will not be issued. However, all purchases are confirmed in writing to the investor and credited to their account in the shareholder records maintained by the Transfer Agent. Investors will have the same rights to their shares as if certificates had been issued.

PURCHASE PROCEDURES

   METHOD              INITIAL INVESTMENT              ADDITIONAL INVESTMENT

   BY MAIL                $250 (minimum)                   $25 (minimum)
                      Please make your check           Please make your check
                      payable to the Fund selected     payable to the Fund
                      and mail to the address          selected, with your
                      indicated on the application.    account number on the
                                                       check and mail to the
                                                       address printed on your
                                                       account statement.

   BY WIRE            Please call for an account       See instructions below.
                      number before initial invest-
                      ment at 1-800-798-1819 or
                      515-244-5426.

   Federal Funds should be wired to: Federal Reserve Bank of Chicago for AMCORE Investment Group, N.A., Rockford, Illinois, together with the name of the Fund, your account number and names.

   Please note that when accounts are opened by wire you must send a completed application at your earliest convenience. Your application must be received by the Fund before any instructions for redemption will be accepted.

   BY ELECTRONIC      Not available for initial        Shareholders who have
   FUNDS TRANSFER     purchase.                        an account with an
   (ACH)                                               institution which is a
                                                       member of the Automated
                                                       Clearing House, may
                                                       elect to purchase Fund
                                                       shares via electronic
                                                       funds transfer.  Select
                                                       this service on your
                                                       application or call
                                                       the Fund.

SHAREHOLDER SERVICES

Some shareholder  services may not be available if shares are purchased  through
Participating   Organizations.   Call   IMG   Financial   Services,   Inc.,   at
1-800-798-1819 for more information.

EXCHANGE PRIVILEGE. You may exchange Institutional Shares of either Fund for Institutional Shares in the other Fund described in this Prospectus. An exchange involves a redemption of the shares of the Fund being liquidated and a purchase of the shares of the Fund in which the redemption proceeds are to be invested. The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices by transactions involving frequent purchases and sales of shares. Each Fund reserves the right at any time and without prior notice, to suspend, limit, modify or terminate exchange privileges or their use by individual shareholders in order to prevent transactions considered to be disadvantageous to existing shareholders.

TELEPHONE TRANSFERS. This service allows you to authorize transfers of money to purchase or sell shares. Using Telephone Transfer you can move money between your bank account and your account in the Funds with one phone call. Moneys may be transferred either by wire or electronic funds transfer with an institution which is a member of the Automated Clearing House ("ACH").

Wire transfers may be used to transfer federal funds directly to/from the Funds' custodian bank. A $15.00 fee may be charged to your account for redemptions by wire.

Allow two (2) days after the call for electronic funds transfer via ACH to move moneys between your bank account and your account with either Fund.

For moneys recently invested, allow normal clearing time before redemption proceeds are sent to your bank. In order to change the financial institution account designated to receive redemption proceeds, it will be necessary to send a written request to the Fund with a signature guarantee from a national or state bank, a trust company or a federal savings and loan association, or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchange.

You can also arrange SYSTEMATIC PERIODIC INVESTMENTS (minimum $50) into your Fund account. Simply select the regular investment schedule you would like when completing your account application. Your bank account will automatically be debited to purchase shares of the Fund you select. You will receive confirmation of each transaction.

Your bank must be a member of ACH and you must have a checking or NOW/Money Market Deposit account to use electronic funds transfer or systematic investing. Please allow 20 days after receipt of your application to activate the Telephone Transfer capability.

STATEMENTS AND REPORTS. You will receive a statement of your account listing every transaction that affects your share balance no less than once per month. At least twice a year you will receive the financial statements of the Fund in which you have invested with a summary of that Fund's portfolio composition and performance. Each Fund's Annual Report is reported on by the Funds' independent auditors, KPMG Peat Marwick LLP.

REDEEMING SHARES

Shareholders may request redemption of their shares at any time. Shares will be redeemed at their net asset value as next determined after a redemption request in good order is received by the Fund's Distributor. Redemption orders received and accepted by the Distributor before 10:00 a.m. Central Time on a business day will be redeemed as of 11:00 a.m. Central Time and will earn dividends through the previous day; proceeds normally will be sent electronically the same day (or mailed by check the next business day) to the organization that placed the redemption order in good form. Redemption orders received after 10:00 a.m. Central Time or on a non-business Day will be redeemed as of 3:00 p.m. Central Time or at the next determined net asset value and earn dividends through the date the redemption request was received; proceeds will be sent electronically on the next business day (or mailed by check on the second business day thereafter). While the Funds use their best efforts to maintain their net asset value per share at $1.00, the proceeds paid upon redemption may be more or less than the amount originally invested.

If you purchase shares through a Participating Organization, you may redeem shares in accordance with that Organization's rules regarding redemption requests. Direct shareholders may redeem shares in accordance with the procedures described under "How to Redeem Shares".

The Funds intend to pay redemption proceeds within two business days and in no event will payment be made later than seven days after receipt of a redemption request in good order. Payments to investors who request to redeem shares within a few days after a purchase paid for by check may be delayed until the Funds can verify the check has been collected.

The Funds reserve the right to suspend redemptions or to postpone the payment therefore when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has permitted such suspension; or (c) an emergency as determined by the Securities and Exchange Commission exists, making sale of portfolio securities or valuations of the Funds' net assets not reasonably practicable.

If an investor's account drops below $250 due to redemptions, the Funds reserve the right to redeem any remaining shares if after 30 days' notice additional investments to bring the account value to $250 are not made.

HOW TO REDEEM SHARES

   BY MAIL--                              Send a "letter of instruction": a
   TO: 2203 GRAND AVENUE                  letter specifying the name of the
       DES MOINES, IA 50312-5338          Fund, the number of shares to be
                                          sold, your name, your account number,
                                          and the additional requirements
                                          listed below that apply to your
                                          particular account.

   TYPE OF REGISTRATION                   REQUIREMENTS
   Individual, Joint Tenants, Sole        Letter of instruction signed by all
   Proprietorship, Custodial (Uniform     persons required to sign for the
   Gifts or Transfers To Minors Act),     account, exactly as it is registered,
   General Partners                       accompanied by signature guarantee(s).

   Corporation, Association               Letter of instruction and a corporate
                                          resolution signed by person(s)
                                          authorized to act on the account,
                                          accompanied by signature guarantee(s).

   Trust                                  A letter of instruction signed by
                                          the Trustee(s) (as Trustee), with a
                                          signature guarantee. (If the Trustee's
                                          name is not registered on your
                                          account,  also  provide  a copy of the
                                          trust document,  certified  within the
                                          last 60 days.)

   If you do not fall into any of these registration categories (e.g., Executors, Administrators, Conservators or Guardians) please call for further instructions.

       A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. A signature guarantee is required for all persons registered on an account. A signature guarantee may be obtained from an eligible guarantor institution, as defined by the Securities and Exchange Commission. These institutions include banks, savings and loan associations, credit unions, brokerage firms, and others. The words, "SIGNATURE GUARANTEED" must be stamped or typed near each person's signature and appear with the printed name, title, and signature of an officer and the name of the guarantor institution. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT A SIGNATURE GUARANTEE.

                FOR ALL OPTIONS BELOW, PLEASE CALL 1-800-798-1819

   BY EXCHANGE--                          You must meet the minimum investment
                                          requirement of the other fund.  You
                                          can only exchange between accounts
                                          with identical names, addresses, and
                                          taxpayer identification numbers.

   BY ELECTRONIC FUNDS                    You must have applied for the
   TRANSFER (ACH) OR WIRE--               Telephone Transfer feature on your
                                          application.  Allow two days via ACH.
                                          Call before 10:00 a.m. for same day
                                          wire.  $15.00 fee for bank wires.

TABLE OF CONTENTS
     Expense Summary of Institutional Shares.................................2
     Highlights..............................................................3
     Financial Highlights....................................................4
     Investment Objectives, Policies and Restrictions........................7
     Liquid Assets.......................................................... 7
     Municipal Assets........................................................9
     Performance............................................................12
     Distributions and Taxes................................................13
     Organization and Shares of the Funds...................................14
     Management and Fees....................................................15
     Opening an Account.....................................................16
         Share Price........................................................16
         Purchasing Shares..................................................17
     Shareholder Services...................................................19
     Redeeming Shares.......................................................21

NO SALESMAN, OR OTHER PERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR BY BISYS FUND SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY BISYS FUND SERVICES, INC., IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

LIQUID ASSETS FUND                                            2203 GRAND AVENUE
                                                     DES MOINES, IA  50312-5338

STATEMENT OF ADDITIONAL INFORMATION                                    __, 1997


This statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectuses (dated _____ __, 1997). Please retain this Statement for future reference. To obtain the Annual Report or any Prospectus please call the Fund at the number indicated below.

For current yield, purchase and redemption information call....... 800-798-1819
 .................................................................. 515-244-5426


Table of Contents:

     General Information and History.................................
     Investment Objectives, Policies and Restrictions................
     Purchases of Fund Shares........................................
     The Distributor and Distribution Plan...........................
      Administrative Services .......................................
     Valuing the Fund's Shares.......................................
     Calculation of Yield............................................
     Dividends.......................................................
     Taxation........................................................
     Management......................................................
     Compensation Table..............................................
     The Investment Management Agreement.............................
     Student Loan Trusts.............................................
     Guaranteed Loan Trusts..........................................
     Other Information...............................................
         Federal Holidays............................................
         Portfolio Transactions......................................
         Organization and Shares of the Fund.........................
         Reports to Shareholders.....................................
         Principal Shareholders......................................
         Custodian, Transfer Agent and Dividend Paying Agent.........
         Legal Opinion...............................................
         Independent Auditors........................................

GENERAL INFORMATION

IMG Mutual Funds, Inc. (the "Company") is an open-end management investment company which currently offers it shares in series representing eleven diversified investment portfolios: IMG Core Stock Fund, IMG Bond Fund, Vintage Equity Fund, Vintage Aggressive Growth Fund, Vintage Balanced Fund, Vintage Municipal Bond Fund, Vintage Income Fund, Vintage Limited Term Bond Fund, Liquid Assets Fund, Government Assets Fund and Municipal Assets Fund (Individually a "Fund" and collectively the "Funds"). The Company was organized on November 16, 1994 under the laws of Maryland. Shares of the Funds are also issued in classes with differing distribution and shareholder servicing arrangements. Subject to the class level expenses, each Fund's share represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund, subject to the class level expenses, as are declared at the discretion of the Directors. The Liquid Assets Fund was created on October 30, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolio of the Liquid Assets Funds, Inc., a separately registered open-end diversified management investment company organized as an Iowa corporation. References herein to the "immediate predecessor" of the Fund refer to the respective corresponding company.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Liquid Assets Fund ("Liquid Assets" or the "Fund" hereafter) seeks to provide maximum current income consistent with safety of principal and maintenance of liquidity. In order to accomplish this goal, assets of the Fund will be invested in the following money market instruments maturing in 397 days or less from time of investment, (with certain exceptions):

     (1) Securities issued or guaranteed by the United States Government. These include, for example, Treasury Bills, Bonds and Notes which are direct obligations of the United States Government.

     (2) Obligations issued or guaranteed by agencies or instrumentalities of the United States Government. Such agencies and instrumentalities include for example, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association and Farmers Home Administration. Such securities will include, for example, those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury as well as those supported only by the credit of the issuing agency or instrumentality.

     (3) Repurchase agreements involving securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. The Fund will enter into repurchase agreements with brokers and banks. Thus, the Fund must initially rely upon the credit of a particular broker or bank for completion of the repurchase agreement. Such repurchase agreements are intended to be fully collateralized, in an amount equal to at least the principal amount of the transaction plus accrued interest earned thereon, by the underlying Government or agency securities valued at their fair market value each day. Although the Fund will normally have legal title to and constructive possession of the collateral, it cannot eliminate the risk of a default by a broker or bank which could result in a loss to the Fund on the sale of the underlying securities or delays in obtaining the collateral because of bankruptcy or insolvency proceedings.

     (4) Redeemable interest-bearing Trust Certificates ("Student Loan Certificates") issued by the Iowa Student Loan Trust and/or other Student Loan Trusts established by the Fund, ("Student Loan Trusts"), created for the sole purpose of purchasing from banks (which qualify as "eligible lenders") federally insured student loans originated by banks. The Student Loan Certificates will have original maturities of not more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing Student Loan Trust. Funds will be made available to the issuing Student Loan Trust to meet early redemptions of Student Loan Certificates under an agreement between the Student Loan Trusts and various financial institutions ("Participating Banks") requiring the Participating Banks to repurchase, on not less than five business days' written notice, all federally insured student loans sold to the Student Loan Trust or, if permissible under applicable securities laws, to purchase an agreed to amount of Student Loan Certificates. There will be no public market for the Student Loan Certificates. See "Student Loan Trusts".

     (5) Redeemable interest-bearing ownership certificates ("Certificates") issued by one or more guaranteed loan trusts ("FmHA Trusts"), each created for the purpose of acquiring participation interests in the guaranteed portion of Farmer's Home Administration ("FmHA") guaranteed loans. The FmHA Certificates will have original maturities of not more than 397 days but will be redeemable by the Fund at their face amount upon not more than five days' written notice to the issuing FmHA Trust. Funds will be made available to the issuing FmHA Trust to meet early redemption of FmHA Certificates under an unconditional purchase commitment between the FmHA Trusts and various financial institutions ("Participating Banks") requiring the Participating Banks to repurchase, on not less than five business days' written notice an agreed to amount of the guaranteed portion of FmHA guaranteed loans held by the FmHA Trust. See "Guaranteed Loan Trusts".

     (6) Commercial paper which at the time of investment (a) is rated (or the issuer of which has been rated) highest quality by two nationally recognized statistical rating organizations ("NRSRO") if rated by two or more NRSROs; (b) is rated (or the issuer of which has been rated) highest quality if rated by only one NRSRO; of (c) is determined to be of equivalent quality by the Fund's Board of Directors if unrated.

     (7) U.S. dollar denominated obligations (certificates of deposit and bankers' acceptances) issued by domestic offices of U.S. banks which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000; and obligations of other banks or savings and loans if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10 percent of the total assets of the Fund will be invested in such insured obligations.

     (8) Short-term (maturing in one year or less) corporate obligations which at the time of investment (a) are rated in the top two categories by two NRSROs, if rated by two or more NRSROs; (b) are rated in the top two categories if rated by only one NRSRO; or (c) are determined to be of equivalent quality by the Fund's Board of Directors if unrated.

Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements and which have variable interest rates adjustable at least semiannually. In determining whether particular variable rate investments backed by Liquidity and Servicing Agreements or Guaranteed Funding Agreements may be made, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. For purposes of Rule 2a-7 and the diversification requirements thereunder, the unconditional commitments are limited in amounts necessary to keep any one financial institution from being obligated to purchase more than five percent of the total assets held by the Fund (determined as of the date of purchase of the Student Loan and/or FmHA Certificates). The dollar-weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. While the underlying security in a repurchase agreement may have a maturity of more than one year, the repurchase agreement itself will terminate in less than 397 days, and typically within a few days. The underlying securities will be issued or guaranteed by the United States Government, its agencies or instrumentalities. In attempting to provide its shareholders with the highest income consistent with safety of principal, the Fund will not necessarily purchase investments bearing the highest interest rates available as such investments may also involve a higher degree of risk.

As a fundamental policy the Fund does not intend to concentrate its investments in any one industry and will not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature. However, in an effort to increase portfolio yields the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable.

While investments by the Fund will be confined to high-quality financial instruments, the complete elimination of risk is not possible. Under certain circumstances (see "Valuing the Fund's Shares" and "Dividends"), the net asset value of Fund shares could decrease. It is also possible Participating Banks or issuers will default on the provisions of their agreements with the Fund or that banks originating student loans will default on their repurchase agreements with the Student Loan Trusts or the FmHA Trusts, which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurances the Fund will achieve its investment objectives.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the board of directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:

Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Objectives, Policies and Restrictions";
(2) invest more than 80 percent of its total assets in loans and/or loan participations purchased from Participating Banks, Student Loan Certificates and/or FmHA Certificates; (3) invest more than five percent of its total assets in loan participations purchased from, or loans backed by letters of credit issued by, any one Participating Bank (determined as of the date of purchase);
(4) invest with a view to exercising control or influencing management; (5) invest more than ten percent of the value of its total assets in securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization, subject to Section 12(d)(1) of the Investment Company Act of 1940; (6) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (7) purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities; (8) make short sales of securities or maintain a short position or write purchase or sell puts (excluding repayment and guarantee arrangements on loan participations purchased from Participating Banks), calls, straddles, spreads or combinations thereof;
(9) make loans to other persons, provided the Fund may invest up to 80 percent of its total assets in loans and/or loan participations purchased from Participating Banks, Student Loan Certificates and/or FmHA Certificates, as described in (2) above, and may make the investments, and enter into repurchase agreements, as described under "Investment Objectives, Policies and Restrictions"; (10) borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding ten percent of its total assets, nor purchase securities at any time borrowings exceed five percent of the Fund's total assets; (11) mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (10) above and then securities mortgaged, hypothecated or pledge may not exceed five percent of the Funds' total assets taken at market value; (12) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, loans, loan participations purchased from Participating Banks and Student Loan and FmHA Certificates) or for which no ready market exists; (13) purchase loan participations other than from banks which have entered into a Liquidity and Servicing Agreement and which have a record, together with predecessors, of at least five years of continuous operation; (14) act as an underwriter of securities; (15) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and (16) purchase loan participations from any Participating Bank if five percent or more of the securities of such Bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such Participating Bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less.

The Fund intends to invest at least 25 percent of its total assets in Student Loan Certificates and/or FmHA Certificates, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

PURCHASES OF FUND SHARES

See "Opening An Account - Purchasing Shares" in the Prospectus for basic information on how to purchase shares of the Fund.

An order to purchase shares of the Fund is accepted when the Fund's Custodian Bank receives payment in Federal Funds (funds available for immediate investment). This will occur upon receipt of the purchase price by Federal Funds wire or electronic funds transfer via the ACH system from the purchaser's bank, or when a check or other negotiable bank draft received by the Fund has been converted into Federal Funds (normally one to two business days after its receipt by the Fund).

An investor will become a shareholder when the net asset value applicable to his order is determined. Net asset value of the Fund's shares is determined twice each day at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). If a purchase order is received and accepted by the Fund by 10:00 a.m. Central Time and Federal Funds are available to the Fund before 3:00 p.m. Central Time, an order will be effective the same day, the investor will become a shareholder of record that day, and shares will commence earning dividends the day the order becomes effective. If a purchase order is received and accepted by the Fund after 10:00 a.m. Central Time but before 3:00 p.m. Central Time and Federal Funds are available before 3:00 p.m. Central Time, the shares will not commence earning dividends until the day after the order is received..

Investments in Shares in the Fund may be made through transactions directly with the Fund's Distributor, BISYS Fund Services, Inc., nd through qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") approved by the Board of Directors of the Fund, based upon the Participating Organization's capacity to provide processing of Fund transactions for its customers in conjunction with other customer account relationships. Participating Organizations will be required to enter into agreements to provide certain services to persons ("Participating Investors") who invest in the Fund through Participating Organizations. These will include: distributing copies of the Prospectus and sales literature to prospective investors who request it; furnishing Participating Investors with periodic account statements containing information regarding Fund share purchases and redemptions, income earned and Fund investment balances; and forwarding to Participating Investors periodic reports and proxy material mailed by the Fund to its shareholders. Participating Organizations may satisfy the Fund's required minimum, initial and subsequent purchase amounts by aggregating investments on behalf of customers whose individual investments are less than the Fund's required minimums. Participating Investors may, if they so elect, authorize their Participating Organizations to purchase and redeem Fund shares by means of special investment arrangements (including automatic "sweep" investment programs) offered by the Participating Organization.

Trust Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. Institutional Shares may be purchased by individual and institutional investors directly from the Fund's Distributor.

The Fund reserves the right to reject any purchase order and to modify investment minimums from time to time. All purchase orders are subject to acceptance and are not binding until so accepted. Once a purchase order has been accepted by the Fund, it may not be canceled or revoked by the investor although the purchased shares may be redeemed.

THE DISTRIBUTER AND DISTRIBUTION PLAN

The Company has entered into a Distribution Agreement (the "Distribution Agreement") with BISYS Fund Services, Inc., ("BISYS"). Under the Distribution Agreement, BISYS serves as the Distributer of the Fund as well as some of the other Funds. The Distribution Agreement continues in effect only if approved annually by vote of the Board of Directors, including a majority of the non-interested directors. The Distribution Agreement terminates automatically in the event of its assignment and may be terminated without penalty on not less than 60 days notice by the Board of Directors, by a majority of the outstanding voting securities of the Fund, or by BISYS. BISYS receives no compensation from the Fund for such services, but is paid a fee equal to 0.01percent of the average daily net asset value of all Funds, distributed by BISYS, not to exceed $100,000 annually by the Advisor.

The Fund adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 on November 3, 1997 in connection with its organization which is substantially identical to the Plan adopted by the immediate predecessor . The Plan continues in force only if approved annually by the Board of Directors and by a majority of directors who are not parties to the Plan or interested persons of any party to the Plan, cast in person at a meeting called for the purpose of voting on such approval, or by a majority of the outstanding securities of the Fund. In adopting the Plan, the directors considered various factors and determined that the Plan would benefit the Fund and its shareholders. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effects that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized. The Plan is only applicable to Sweep shares and S2 shares of the Fund.

The Distribution Plan provides that the Fund may pay various Participating Organizations a daily distribution fee payable quarterly and equal to an annual basis of a maximum fee payable of 0.50 percent of the average net asset value of the Sweep Shares and 0.25 percent of the average net asset value of the S2 Shares. The purpose of such payments is to compensate the Participating
Organizations for their distribution services to the Fund. Participating Organizations make available to their customers transaction services (including automatic "sweep" investment programs) and may provide monthly shareholder account reporting and related ministerial duties with respect to customer accounts. Except as to securities dealers, none of the compensation paid to such Participating Organizations constitute expenses relating to advertising, distribution of prospectuses to other than current shareholders, underwriter's compensation or compensation to dealers, or compensation of sales personnel, and payments made are related solely to the Participating Organization's services in providing the customer transaction services. Participating Organizations are not authorized to actually make sales of shares of the Fund. All orders to purchase shares are subject to acceptance by the Fund's Distributor on behalf of the Fund. While the Fund itself does not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Fund may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired because the costs thereof will reduce the Fund's yield to the investor below that obtainable by investing in the Fund directly. While the Fund may purchase portfolio securities from Participating Organizations, it will not give any preference to them in selecting their investments.

No director or officer of the Fund or the Advisor has any direct or indirect financial interest in the Plan. The Fund's Plan results in an efficient system of customer investment in the Fund thereby potentially increasing the Fund's ability to attract shareholders. The services rendered by the Participating Organizations with respect to customer transactions (including automatic sweep investment programs) are more efficient and direct than that which the Fund might otherwise provide. The Fund believes that the Plan and agreements with the Participating Organizations reduce expenses for shareholder transactions thereby reducing costs of the Fund and increasing yields

The Plan and any agreements related thereto will automatically terminate if assigned and may be terminated by either party on 60 days' notice. The Plan may be terminated by a majority of non-interested directors who have no direct or indirect financial interest in the Plan or it may be terminated by a majority of the outstanding voting shares of the Fund. Any changes in the Plan that would materially increase the distribution costs require shareholder approval; otherwise, the directors, including a majority of the non-interested directors, may amend the Plan. The directors review quarterly a written report of distribution costs incurred pursuant to the Plan.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Since the only function of banks who may be engaged as Participating Organizations is to perform administrative and shareholder servicing functions, the Fund believes that such laws should not preclude banks from acting as Participating Organizations; however, future changes in either Federal or State statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders in the Fund, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur, and shareholders serviced by such bank might no longer be able to avail themselves of any investment or other services then being provided by the bank. It is not expected that shareholders would incur any adverse financial consequences as a result of any of these occurrences. It is intended that none of the services provided by Participating Organizations other than registered broker/dealers will involve the solicitation or sale of shares of the Fund.

ADMINISTRATIVE SERVICES

The Directors of the Fund have adopted a Administrative Services Plan ("Services Plan") with respect to Trust Shares, Sweep Shares and S2 Shares. Pursuant to the Services Plan, the Fund may enter into Servicing Agreements with Participating Organizations providing that those Participating Organizations will render certain shareholder administrative support services to their customers who are record or beneficial owners of shares. Services provided pursuant to the Services Plan may include some or all of the following: (i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing information periodically to customers showing their position in Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Participating Organizations; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information needed for sub-accounting; (vi) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial reports, and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Services Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Participating
Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Shares, including the operation of telephone lines for daily quotations of return information.

The Services Plan is an administrative support services plan. Pursuant to the Services Plan, the Fund's arrangement with Participating Organizations must be approved annually by a majority of the Fund's Directors, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

Under the terms of the Services Plan, the Fund may pay a fee to Participating Organizations equal to maximum annual rate of 0.25 percent of the average net assets of the Trust Shares, Sweep Shares and S2 Shares. At the present time it is anticipated that fees paid under the Shareholder Services Plan with respect to Trust shares will not exceed 0.15 percent of the annual average net asset value of such shares.

The Company has also entered a Management and Administration Agreement with Investors Management Group, Ltd. ("IMG") pursuant to which IMG provides the Fund supervisory administrative services relating to all operations of the Fund, except as may be provided under the Investment Advisory Agreement, the Custodian Agreement, the Transfer Agency Agreement and the Fund Accounting Agreement. Some of these services include the provision of office facilities, preparation of reports and tax returns, assistance in preparing Annual and Semi-Reports to shareholders and providing virtually all other day to day operational tasks for the Fund. For these services the Fund will pay IMG a monthly fee equal to 0.20percent of the average daily net asset value of the Fund. At present IMG is waiving 70percent of this fee until further notice.

IMG also provides fund accounting services to the Fund under a Fund Accounting Agreement. Pursuant to this Agreement, IMG is responsible for maintaining all usual, customary and required books, journals and ledgers of accounts and providing pricing and reporting all computational services. Under the Agreement, IMG will be paid a fee computed and paid monthly, at the annual rate of 0.03 percent of average daily net assets of each Fund.

VALUING THE FUND'S SHARES

The net asset value of the Fund's shares is determined twice each day, at 11:00 a.m. Central time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central time). The Fund is required to compute its net asset value on each day (except days on which no purchase or redemption orders are received) on which the New York Stock Exchange is open for trading or during which there is a sufficient degree of trading in its portfolio securities that its net asset value might be materially affected. Net asset value is computed by adding the value of all securities and other assets (including accrued interest), subtracting liabilities (including dividends payable), and dividing by the number of shares outstanding.

Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to compute its net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors of the Fund established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review by the Board of Directors as to the extent of any deviation of net asset value based on available market quotations from the Fund's $1.00 amortized cost value per share. If such deviation exceeds $.005, the Board of Directors will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends or utilizing a net asset value per share as determined by using available market quotations. In addition, the Fund must maintain a dollar-weighted average portfolio maturity appropriate to its investment objective, but in any event not longer than 90 days, must limit portfolio investments to those instruments which the Board of Directors determines present minimal credit risks, and must observe certain other reporting and record keeping procedures.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security.

Accordingly, U.S. Government obligations, and Student Loan Certificates and FmHA Certificates which are subject to mandatory repurchase at their original purchase price, will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the Board of Directors of the Fund.

CALCULATION OF YIELD

"Current yield" (a seven-calendar-day historical yield) is calculated by first dividing the average daily net investment income per share for that seven-day period by the average daily net asset value per share for the same period. This return is then annualized by multiplying the result times 365/7. That is, the amount of income generated by the investment during that week is assumed to be generated over an annual period and is shows as a percentage of the investment. Net investment income does not include realized or unrealized gains or losses. "Effective yield" is based on current yield and the distribution of dividends monthly. When annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Yield on shares of the Fund may fluctuate daily and does not provide a basis for determining future yields. Yield is not guaranteed nor is the principal of the Fund insured. In comparing the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits and other money market funds), investors should consider differences between the Fund and the alternative investments, including differences in the periods and methods used in calculating the yields being compared. In addition, unlike the Fund, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Fund.

From time to time, the Fund may quote its yield in advertisements or in reports and other communications to shareholders. The Fund's yield changes in response to fluctuations in interest rates and in the Fund's expenses. Consequently, any given yield quotations should not be considered as representative of what the Fund's yields may be for any specified period in the future.

Yield information may be useful in reviewing performance of the Fund and for providing a basis for comparison with other investment alternatives. However, the Fund's yields will fluctuate, unlike other investments which may pay a fixed yield for a stated period of time.

Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields in the balance of the Fund's holdings, thereby reducing the current yields of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Advertisements and other sales literature may, from time to time, include comparative performance information including data relating to the yield on deposits at banking and savings and loan institutions (including savings accounts, interest-bearing checking accounts, NOW accounts and money market deposit accounts). Yields are compiled periodically by the Advisor from a survey of banking and savings and loan institutions and from reports published by major newspapers. Additionally, such advertisements and other sales literature may include references to yield information compiled by IBC's MONEY FUND REPORT, THE BANK RATE MONITOR, BANXQUOTE and other recognized industry sources. Demand and savings deposit accounts at banking and savings and loan institutions are generally FDIC-insured and such yields generally do not fluctuate to the extent of the Fund.

DIVIDENDS

The daily net income of the Fund is declared as a dividend each business day to holders of record immediately before 3:00 p.m. Central Time. Dividends are credited to shareholders' accounts each business day and distributed monthly. Dividends are automatically reinvested in the Fund unless cash payment has been selected on the Account Application. If a shareholder elects to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

For purposes of calculating dividends, daily net income consists of interest earned, including the amortization of any discount or premium to the date of maturity, less accrued expenses of the Fund since the previous business day. Monthly dividend distributions are reinvested in additional shares unless the shareholder has requested payment in cash. A statement summarizing account activity and a check for the amount of any dividends the shareholder may have requested to be paid in cash are normally mailed monthly.

The Fund attempts to maintain its net asset value at $1.00 per share. See "Valuing the Fund's Shares". While this is expected to be possible under most conditions, should the Fund incur or anticipate any unusual expenses, loss, depreciation, gain or appreciation which would affect either net asset value per share or income, the Board of Directors of the Fund will consider whether to adhere to the dividend policy previously described or revise it in light of the existing circumstances.

If the Fund's net asset value per share were reduced, or was expected to be reduced, below $.995, the Board of Directors might temporarily suspend or reduce dividend payments in order to maintain a net asset value of $1.00 per share. As a result of such suspension or reduction of dividends, an investor might receive less income during a given period than he might otherwise. Such expenses, losses or depreciation might therefore result in an investor receiving no dividends for the period he held his shares and receiving upon redemption a price per share lower than the price he paid.

In its endeavor to maintain net asset value at $1.00 per share, the Fund is required to adhere to certain conditions of Rule 2a-7 promulgated by the Securities and Exchange Commission which permits the Fund to value its assets at their amortized cost. These conditions require that: (1) the Fund seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and, in no event, longer than 90 days; (2) the Board of Directors of the Fund undertake to assure, to the extent reasonably practicable, when taking into account current market conditions affecting its investment objective, that the Fund's market-based net asset value per share (that is, its net asset value computed on the basis of available market quotations and estimates) will not deviate from $1.00; and (3) the Board of Directors consider reducing or suspending dividend payments if the market-based net asset value per share declines below $.995.

TAXATION

The Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") since its inception, and intends to qualify as a regulated investment company in the current fiscal year by distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares. Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year.

The Fund is subject to the backup withholding provisions of the Code. Under these provisions, the Fund is required to deduct and withhold income tax from dividends paid to Fund shareholders at a 31 percent rate if a shareholder fails to furnish the Fund with his taxpayer identification number in the manner required, if the Internal Revenue Service notifies the Fund that the taxpayer identification number furnished by the shareholder is incorrect, or in certain other instances involving the shareholder's under-reporting of dividend income or failure to make proper certification with respect thereto. Accordingly, Fund shareholders are urged to complete and return Internal Revenue Service Form W-9 when requested to do so by the Fund.

This discussion of the Fund's tax matters is only a summary and relates principally to Federal tax matters. Thus, shareholders are encouraged to consult with their personal tax advisors.

MANAGEMENT

Directors and Officers, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person", as defined in the Investment Company Act, is indicated by an asterisk.

     *David W. Miles, age 40, Director.
      President, Treasurer and Senior Managing Director, Investors Management Group, and IMG Financial Services, Inc.

     *Mark A. McClurg, age 44, President and Director.
      Vice President, Secretary and Senior Managing Director, Investors Management Group, and IMG Financial Services, Inc.

      David Lundquist, age 54, Chairman of the Board and Director.
      Managing Director, Lundquist, Schiltz & Associates, a consulting company, 1996 to Present; Vice Chairman and CFO, New Heritage Association, a cable television company, 1991-1996.

      Johnny Danos, age 57, Director.
      President, Danos, Inc., a personal investment company, 1994-Present; Audit Partner, KPMG Peat Marwick, 1963-1994.

      Debra Johnson, age 36, Director.
      Vice President and CFO, Business Publications Corporation/Iowa Title Company, a publishing and abstracting service company.

      Edward J. Stanek, age 50, Director.
      CEO, Iowa Lottery, a government operated lottery.

      Ruth L. Prochaska, age 44, Secretary.
      Controller/Compliance Officer, Investors Management Group, and IMG Financial Services, Inc.

The address for Messrs. Miles, McClurg, and Ms. Prochaska is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

As of the date hereof, Officers and Director beneficially owned no more than 1 percent of the shares of common stock of any of the Company's Funds or of the Company's Funds in the aggregate.

Directors and Officers of the Fund who are officers, directors, employees, or stockholders of the Advisor do not receive any remuneration from the Fund for serving as Directors or Officers. Those Directors of the Funds who are not so affiliated with the Advisor receive $250 for each Board of Directors meeting attended, plus reimbursement for out-of-pocket expenses in attending meetings.

                               COMPENSATION TABLE

      (1)                          (2)                    (3)                      (4)                       (5)
                                Aggregate         Pension or Retire-            Estimated            Total Compensation
Name of                         Compensa-            ment Benefits               Annual                From Registrant
 Person,                        tion From         Accrue As Part of           Benefits Upon           and Fund Complex
Position                       Registrant            Fund Expenses             Retirement             Paid to Director
------------------------------------------------------------------------------------------------------------------------------------
David W. Miles                 $      0              $       0                  $    0                  $       0
Director

Mark A. McClurg                       0                      0                       0                          0
President &
Director

David Lundquist                       0                      0                       0                      1,000
Chairman &
Director

Johnny Danos                          0                      0                       0                      1,000
Director

Debra Johnson                         0                      0                       0                      1,000
Director

Edward J. Stanek                      0                      0                       0                      1,000
Director


Management of the Advisor. David W. Miles and Mark A. McClurg each beneficially own more than 20 percent of the outstanding voting securities of the Advisor and are deemed to be control persons of the Advisor. Senior Managing Directors of Investors Management Group are David W. Miles and Mark A. McClurg. They intend to devote substantially all their time to the operation of the Advisor.

THE INVESTMENT ADVISORY AGREEMENT

The Advisor furnishes continuous investment supervision to the Fund under an Investment Advisory Agreement (the "Management Agreement"). For its services the Advisor is entitled to receive a fee, computed and accrued daily and payable monthly at the rate of 0.35 percent of the average daily closing net asset value of the Fund.

From time to time, the Advisor may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall yield to investors at the time any such amounts are waiver and/or absorbed. The Advisor may not seek reimbursement of such waived fees at a later date.

Under the Management Agreement, the Advisor agrees to provide a continuous investment program for the Fund including investment research and management with respect to all securities and investments. This would include the solicitation and approval of commercial banks selected as Participating Banks from which the Fund may purchase participation interests in short-term loans subject to Liquidity and Servicing Agreements or which may issue irrevocable letters of credit to back the demand repayment commitments of borrowers. A careful review of the financial condition and loan loss record of a prospective bank will be undertaken prior to the bank being approved to enter into a Liquidity and Servicing Agreement and, once approved, a Participating Bank's financial condition and loan loss record will be reviewed at least annually thereafter.

The principal criteria which the Advisor will consider in approving, rejecting or terminating Liquidity and Servicing Agreements with Participating Banks will include a bank's (a) ratio of capital to deposits; (b) ratio of loan charge offs to average loans outstanding; (c) ratio of loan loss reserves to net loans outstanding; and (d) ratio of capital to total assets. Ordinarily, the Advisor will recommend that the Fund not enter into or continue a Liquidity and Servicing Agreement with any bank whose ratios (as described above) are less favorable than the average of all Iowa banks. The Advisor will also consider a bank's classified loan experience, historical and current earnings and growth trends, quality and liquidity of investments and stability of management and ownership. Typically, the Advisor will utilize a variety of information sources; including, annual audited financial statements, unaudited interim financial statements, quarterly reports of condition and income filed with regulatory agencies and periodic examination reports (if available) and reports of federally insured banks concerning past-due-loans, renegotiated loans and other loan problems.

The Advisor has also agreed to reimburse the Fund, up to the amount of the advisory fees paid to the Advisor, to the extent that the total annual expenses of the Fund, exclusive of all taxes, interest, brokers' commissions and other related charges but including fees paid to the Advisor, exceed the most restrictive limits prescribed by any state in which the Fund's shares may eventually be offered for sale. The Fund believes that it presently is not subject to any such restrictions.

The Management Agreement will continue in effect as long as it is approved annually by a majority of those directors who are not parties to the Management Agreement or "interested persons" of such parties and by either the board of directors of the Fund or a majority of the outstanding voting securities of the Fund. The Management Agreement which was approved by the Fund's directors, as described above, on November 3, 1997 may be terminated by either party without penalty on 60 days' written notice and will automatically terminate in the event of its assignment.

The Management Agreement provides that neither the Advisor nor any of its officers or directors, agents or employees will have any liability to the Fund or its shareholders for any error of judgment, mistake of law or any loss arising out of any investments or for any other act or omission in the performance of its duties as investment advisor under the Management Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Management Agreement.

STUDENT LOAN TRUSTS

The Fund is authorized to purchase Student Loan Certificates from one or more Student Loan Trusts. The Fund will only purchase Student Loan Certificates from Student Loan Trusts formed for the purpose of purchasing federally insured student loans originated and sold by banks subject to purchase, at the option of the Student Loan Trust, on no more than five business days' written notice. Student Loan Trusts are funded by the issuance and sale to the Fund of Student Loan Certificates which have an original maturity of no more than 397 days and which may be redeemed by the Fund upon not more than five business days' written notice to the issuing Student Loan Trust. The Fund is under no obligation to purchase Student Loan Certificates issued by any Student Loan Trust.

The Fund's election to purchase Student Loan Certificates will be based upon the amount of funds available for investment, the investment yield borne by the Student Loan Certificates compared with yields available on other short-term liquid investments and upon the aggregate amount of Student Loan Certificates, commercial and industrial loans and participation interests therein owned by the Fund which may not exceed 80 percent of Fund assets. The yield to the Fund on Student Loan Certificates will be commensurate with current net yields on federally insured student loans. Presently, net of servicing and trust fees, such loans yield approximately the 91-day U.S. Treasury Bill rate plus 0.65 to
0.75 percent. Such fees will be paid out of the Student Loan Trust assets and no other fees will be paid directly or indirectly by the Fund.

The Higher Education Act (the "Act") sets forth provisions establishing a program of (i) direct federal insurance to holders of student loans, and (ii) reimbursement to state agencies or private non-profit corporations administering student loan insurance programs of losses sustained in the operation of their programs (the "Federal GSL Program"). Under the Federal GSL Program, the Secretary of Education (the "Secretary") is authorized to enter into guarantee and interest subsidy agreements with the Iowa College Aid Commission, and similar organizations (collectively the "Agencies"). The Federal GSL Program provides for reimbursements to the Agencies for default claims paid by them, the payments of administrative cost allowances to the Agencies, advances for the Agencies' reserve funds and interest subsidy payments and Special Allowance Payments to the holders of qualifying student loans made pursuant to the Federal GSL Program.

Pursuant to Section 428(c)(1)(A) of the Act, the Agencies have entered into guarantee agreements with the Secretary under which the respective Agencies operate a Guarantee Program, whereby the Secretary agrees to reimburse the Agencies in an amount equal to 80 percent of the amount expended by them in the discharge of their insurance obligations on the unpaid balance of principal and accrued interest with respect to loans guaranteed by the Agencies. The Act also authorizes the Secretary to enter into supplemental guarantee agreements whereby such federal reimbursement will be increased to a maximum of 100 percent of the amount expended by the agencies in the discharge of their insurance obligations. The supplemental guarantee agreements are subject to annual renegotiation and the Secretary is not authorized to renew them unless the Agencies' Guarantee Programs comply with all the terms of the supplemental guarantee agreements and all the provisions of applicable federal regulations.

The Secretary and the Agencies have entered into interest subsidy agreements under Section 428 (b) of the Act whereby the Secretary agrees to pay interest subsidy payments to the holders of qualifying student loans for the benefit of students meeting certain requirements. To be eligible for federal reimbursement programs, such loans must be made by an "eligible lender" under the Agencies'
Guarantee Program, which must meet requirements prescribed by the rules and regulations promulgated under the Act. The Trustee will be an eligible lender and will purchase only loans originated by eligible lenders.

The Act, as amended in 1976, provides for Special Allowance Payments by the Secretary to holders of qualifying student loans such as the Trust. Special
Allowance Payments are computed on the basis of the average of the bond equivalent rates of the 91-day U.S. Treasury Bills auctioned during the preceding quarter, and are provided as an inducement to lenders or holders of loans to compensate them for the difference between the interest rate carried by the student loan and the current commercial interest rates.

The Student Loan Reform Act of 1993 made various changes to the Federal Guaranteed Student Loan Program. Effective October 1, 1993, Agencies are only required to guarantee student loans at 98 percent of the unpaid balance of principal and accrued interest on loans made after October 1, 1993. In addition, other changes were made relating to origination fees, borrower interest rates, technical revisions on how consolidated loans are treated and a limitation on the amount of guarantee fee that can be charged by Agencies. Commencing July 1, 1995, the lender yield for Guaranteed Student Loans disbursed after July 1, 1995, was reduced to the 90 day Treasury Bill rate plus 2.5 percent.

The Student Loan Trusts from which the Fund purchases Student Loan Certificates have agreed that all student loans purchased by the Trust will be insured either directly by the Secretary or under the Federal GSL Program and will qualify for interest subsidy payments and Special Allowance Payments. Loans typically will be in amounts of $25,000 or less, repayable over a term of 15 years or less.

These Certificates have an original maturity of not more than 364 days and may be redeemed by the Fund upon not more than five business days' written notice to the Iowa Student Loan Trust. Proceeds from the issuance of Student Loan Certificates have been used by the Iowa Student Loan Trust to purchase federally insured student loans initiated by Iowa banks which may be required to purchase such loans from the Iowa Student Loan Trust on not more than five business days' written notice. In the event a bank was unable to honor its purchase commitment it would be necessary for the Iowa Student Loan Trust to seek other purchasers of the loans. Because such loans are federally insured and bear a variable interest rate the Fund believes that a ready market for them exists.

GUARANTEED LOAN TRUSTS

The Fund may purchase FmHA Certificates from one or more guaranteed loan trusts created for the purpose of acquiring participation interests in the guaranteed portion of FmHA guaranteed loans ("FmHA Trusts"). Interest and principal payments of the FmHA Loans would accrue to the benefit of the Fund net of certain FmHA Trust fees and other fees payable to certain parties for servicing the FmHA Loans and arising out of the participation of the guaranteed portion of the FmHA Loans. Each FmHA Certificate will provide certain identifying information regarding the specific FmHA Loan acquired including the effective rate and reset provision. Each FmHA Certificate will also be redeemable upon not more than five business days' written notice by the Fund to the Trustee for an amount equal to the unpaid balance of the participated portion of the FmHA Loan and accrued interest due thereon. The redemption feature of the FmHA
Certificates is backed by unconditional purchase commitments between the Trustee, and Participating Banks which require the banks to purchase such loans at par less a processing fee upon no more than five business days prior written notice. Such purchase commitments are unconditional and are operative whether the FmHA Loans are in default or experiencing difficulties. The unconditional purchase commitments by the Participating Banks are intended to provide liquidity for the FmHA Loans held by the FmHA Trust and beneficially owned by the Fund. Insofar as the unconditional commitment creates this liquidity, for purposes of Rule 2a-7 and the diversification requirements thereunder, the unconditional commitments are limited in amounts necessary to keep any one Participating Bank from being obligated to purchase more than 5 percent of the total assets held by the Fund (as of the date of purchase of the FmHA Certificate).

The sole purpose of the trust arrangement is to provide a convenient structure for servicing the FmHA Loans and to eliminate the premium risk that could arise if the Fund invested directly in the FmHA Loans and prepayment were to occur. The Board of Directors believes that the arrangement presents minimal credit risk and that the arrangement is a permissible investment. For purposes of Rule 2a-7, the Fund does not consider the FmHA Loans or the certificates evidencing ownership as illiquid and considers the arrangement with the participating banks as standby unconditional put commitments.

FmHA guaranteed loans are originated by financial institutions, mostly commercial banks, as a direct loan to the borrower. The FmHA guaranteed loans acquired by the Fund will all have variable rates of interest which will rest no less frequently than semi-annually and upon the adjustment of the interest rate the value of the securities will be approximately equal to par. The FmHA, a division of the U.S. Department of Agriculture, is an independent agency of the United States Government and has the authority to grant the United States Government's full faith and credit guarantee on loans originated by commercial lenders. Through the Rural Development Act of 1972, the FmHA guaranteed loan program was enacted by Congress to help meet the financing needs of small businesses, farms and community facilities in rural areas. Guarantees are issued on loans obtained by those persons who meet FmHA criteria. Typically borrowers eligible for FmHA loans face a degree of financial stress which prevents them from qualifying for non-guaranteed credit based on the standards of commercial lenders. Applications for loan guarantees are submitted by the lender to the local FmHA county officer for approval. The application is reviewed by local officials to determine whether the borrower, lender and proposed loan meet program requirements. Loan terms are negotiated with the lender and the borrowers, but the terms must fall within FmHA guidelines. The FmHA will guarantee up to 90 percent of the total loan depending upon the loan's soundness.

Under the FmHA Loan program, the guaranteed portion of FmHA loans may be participated, sold by the originating bank and traded in the secondary market. The Fund will only invest in the guaranteed portions of FmHA Loans which are so participated. While the most current government figures indicate the outstanding balance on guaranteed loans to be over $4 billion, it is estimated that approximately 20 percent of the total outstanding balance of guaranteed loans have actually been participated in the secondary market.

The FmHA guaranty guarantees the repayment of principal and interest unconditionally and accrues to the benefit of the person owning the participated portion of the guaranteed FmHA loan. When the FmHA loans are sold the guaranty is assigned to the purchaser and is unconditional and irrevocable. All FmHA loans purchased by the Trust will be valued by the Fund at par.

The trustee will communicate to the Fund's Investment Adviser the status of loan payments and delinquencies. In addition, Participating Banks, subject to the unconditional commitments to purchase the participated FmHA Loans, will be subject to on-going credit review by the Fund's Investment Adviser. To the extent that any of the banks deteriorate in credit quality from the standard set by regional banks with the highest credit ratings by NRSRO's the Investment Adviser will take action to replace such banks with another bank with an appropriate credit rating or if unrated, with a comparable credit quality based on the Investment Adviser's analysis.

OTHER INFORMATION

FEDERAL HOLIDAYS. The Fund will be closed for business and, therefore, will not accept purchase or redemption orders nor calculate net asset value, on all Federal Holidays -- currently; New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, Veterans' Day and Christmas Day.

PORTFOLIO TRANSACTIONS. Subject to policies set forth by the board of directors of the Fund, the Advisor is authorized to determine, consistent with the Fund's investment objectives and policies, which securities will be purchased, sold and held by the Fund. Most of the Fund's portfolio securities will be purchased on a principal basis directly from the issuer, from banks, underwriters or market makers and, thus, will not involve payment of a brokerage commission. There were no agency transactions in the last three fiscal years and thus no brokerage commissions have been paid. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Advisor is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the portfolio transactions may be directed to brokers who furnish special research and statistical information or services rendered in the execution of orders which are of benefit to the Advisor. These may include advice or information with respect to particular securities or issuers, information concerning general market or economic conditions and the obtaining of information from brokers, underwriters or market makers. While no dollar value can be placed on such information or services, it allows the Advisor to supplement its own research and analysis activities which can reduce its costs but not those of the Fund.

REPORTS TO SHAREHOLDERS. Semiannual and annual reports will include financial statements which, in the case of the annual report, will be reported upon by the Fund's independent auditors, KPMG Peat Marwick LLP. The Annual Report is incorporated herein by reference into the Fund's Statement of Additional Information and is available upon request without charge by calling the number on the cover page of this Statement of Additional Information.

SHAREHOLDER MEETINGS. The Maryland Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate Bylaw provisions and may not hold an annual meeting in any year in which the election of Directors is not required to be acted on by shareholders under the 1940 Act.

The Bylaws also contain procedures for removal of Directors by shareholders. At any meeting of shareholders, due called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than 10 percent of all the votes entitled to be cast at such meeting, the Secretary of the Funds shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders of record; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender or the material to be mails and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

PRINCIPAL SHAREHOLDERS. As of the date hereof, to the knowledge of the Fund, no shareholders owned beneficially five percent or more of the Fund's outstanding shares and the Fund's officers and directors as a group owned less than one percent of the Fund's shares.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. AMCORE Investment Group, N.A., 501 Seventh Street, Rockford, IL 61110-0037, (the "Custodian") serves as the Fund's custodian. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on each Fund investment, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value and public offering price of shares of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities

INDEPENDENT AUDITORS. KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa, 50309, has been selected unanimously by the members of the Board of Directors of the Fund who are not interested persons of the Fund as the Fund's independent auditors to examine the books and securities of the Fund and to report on the financial statements of the Fund.

MUNICIPAL ASSETS FUND                                         2203 GRAND AVENUE
                                                     DES MOINES, IA  50312-5338

STATEMENT OF ADDITIONAL INFORMATION                                 _____, 1997


This statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectuses (dated ___ __, 1997). Please retain this Statement for future reference. To obtain the Annual Report or any Prospectus please call the Fund at the number indicated below.

For current yield, purchase and redemption information call.........800-798-1819
 ....................................................................515-244-5426



Table of Contents:

  General Information and History............................................
  Investment Objectives, Policies and Restrictions...........................
  Purchases of Fund Shares...................................................
  The Distributor and Distribution Plan......................................
  Administrative Services....................................................
  Valuing the Fund's Shares..................................................
  Calculation of Yield.......................................................
  Dividends..................................................................
  Taxation...................................................................
  Management.................................................................
  Compensation Table.........................................................
  The Investment Advisory Agreement..........................................
  Other Information..........................................................
     Federal Holidays........................................................
     Portfolio Transactions..................................................
     Reports to Shareholders.................................................
     Shareholder Meetings....................................................
     Principal Shareholders..................................................
     Custodian, Transfer Agent and Dividend Paying Agent.....................
     Independent Auditors....................................................
  Appendix A.................................................................
  Appendix B.................................................................

GENERAL INFORMATION

IMG Mutual Funds, Inc. (the "Company") is an open-end management investment company which currently offers it shares in series representing eleven diversified investment portfolios: IMG Core Stock Fund, IMG Bond Fund, Vintage Equity Fund, Vintage Aggressive Growth Fund, Vintage Balanced Fund, Vintage Municipal Bond Fund, Vintage Income Fund, Vintage Limited Term Bond Fund, Liquid Assets Fund, Government Assets Fund and Municipal Assets Fund (Individually a "Fund" and collectively the "Funds"). The Company was organized on November 16, 1994 under the laws of Maryland. Shares of the Funds are also issued in classes with differing distribution and shareholder servicing arrangements. Subject to the class level expenses, each Fund's share represents an equal proportionate interest in a Fund with other shares of the same Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund, subject to the class level expenses, as are declared at the discretion of the Directors. The Municipal Assets Fund was created on November 3, 1997, to acquire the assets and continue the business of the corresponding substantially identical investment portfolio of the Municipal Assets Funds, Inc., a separately registered open-end diversified management investment company organized as an Iowa corporation. References herein to the "immediate predecessor" of the Fund refer to the respective corresponding company.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Municipal Assets Fund, ("Municipal Assets") seeks to provide maximum current income, exempt from Federal income taxes, consistent with safety of principal and maintenance of liquidity. In order to accomplish this goal, assets of the Fund will be invested in the following types of securities maturing in 397 days or less from time of investment (with certain exceptions):

     (1) Tax-exempt debt obligations issued by state and municipal governmental units and public authorities within the United States and participation interests therein. With few exceptions, such obligations will be non-rated and of limited marketability. However, they will be backed by demand repurchase commitments of the issuers thereof and irrevocable bank letters of credit or guarantees (collectively referred to herein as "Liquidity Agreements"). The Liquidity Agreements will permit the holder of the securities to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days notice either from the issuer or by drawing on an irrevocable bank letter of credit or guarantee. The issuer of the security may have a corresponding right to prepay the principal and accrued interest. In addition, all obligations with maturities longer than one year from date of purchase will, by their terms, bear rates of interest that are adjusted upward or downward no less frequently than semiannually by means of a formula intended to reflect market changes in interest rates.

           The time period covered by Liquidity Agreements may be shorter than the final maturity of the obligations covered thereby. At or before the expiration of such Liquidity Agreements, the Fund will seek to obtain either extensions thereof or replace them with new agreements and if unable to do so the Fund will exercise its rights under existing Liquidity Agreements to require that the obligations be purchased. Thus, at no time will the Fund's investments include obligations with maturities longer than one year unless the obligations bear interest rates subject to periodic adjustment at least semiannually and are subject to sale on seven calendar days notice under existing Liquidity Agreements.

           The only banks (the "Participating Banks") which will be permitted to sell participations in fixed and variable rate tax-exempt debt obligations of United States governmental units to the Fund (or to provide irrevocable letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be United States banks which have entered into irrevocable written agreements with respect thereto and have agreed to furnish to the Fund whatever financial information may be requested for purposes of evaluating the Participating Banks financial condition and capacity to fulfill its obligations to the Fund and to perform such servicing duties as may be mutually agreed to by the parties.

           The Fund's investments may include participation interests, purchased from Participating Banks, in fixed and variable rate tax-exempt debt obligations (including industrial development bonds hereinafter described) owned by the banks. A participation interest gives the Fund an undivided interest in the tax-exempt obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation and carries a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of the Participating Bank which issued the participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit or guarantee of the Participating Bank which issued the participation. The Fund has the right to liquidate the participation, in whole or in part, by drawing on the letter of credit on demand, after seven calendar days' notice, for all or any part of the principal amount of the Fund's participation, plus accrued interest.

           The Fund intends to exercise its rights under Liquidity Agreements only: (1) upon default in the terms of the tax-exempt debt obligations covered thereby; (2) to provide the Fund with needed liquidity to cover redemptions of Fund shares; or (3) to insure that the value of the Fund's investment portfolio does not vary materially from the amortized cost thereof. Participating Banks have no contractual obligation to offer participations to the Fund, and the Fund is not obligated to purchase or resell any participations offered or sold by Participating Banks. The Liquidity Agreements govern the obligations of the parties as to securities or participations actually purchased by the Fund.

           The financial condition and investment and loan loss record of all banks seeking to sell participations in fixed and variable rate tax-exempt debt obligations to the Fund (or to provide letters of credit or guarantees to back the demand repurchase commitments of the issuers of such obligations) will be carefully evaluated by the Advisor, based upon guidelines established by the Board of Directors, prior to the execution of a Liquidity Agreement by a Participating Bank and periodically thereafter. Purchased obligations will bear interest at or above current market rates and the rates borne by obligations with maturities longer than one year will be adjustable at least semi-annually to reflect changes in market rates subsequent to issuance of the securities. It is anticipated that the tax-exempt debt obligations purchased or participated in by the Fund will be those traditionally acquired by United States banks. These include both general obligation and revenue bonds issued for a variety of public purposes such as the construction of a wide range of facilities including schools, streets, water and sewer works, highways, bridges, and housing. Also included are bonds issued to refund outstanding obligations, to obtain funds for general operating purposes and to lend to other public institutions and facilities. Certain types of industrial development bonds issued by public bodies to finance the construction of industrial and commercial facilities and equipment are also purchased. Revenue generating facilities such as parking garages, airports, sports and convention complexes and water supply, gas, electricity, and sewage treatment and disposal systems are financed through issuance of tax-exempt debt obligations as well.

           Tax-exempt debt obligations are normally categorized as "general obligation" or "revenue" issues. General obligations are secured by a pledge of the full taxing power of the issuer while revenue obligations are payable only from revenues generated by a facility or facilities, a specified source of tax or other revenues or, in the case of industrial development bonds, from lease rental or loan payments made by a commercial or industrial user of the facilities. Revenue obligations do not generally carry the pledge of the credit of the issuer.

           Short-term tax-exempt debt obligations usually mature in less than two years, are typically general obligations of the issuer and most often issued in anticipation of receipts to be realized from tax collections or the sale of long-term bonds. Project Notes are issued by local agencies under a program administered by the United States Department of Housing and Urban Development and are secured by the full faith and credit of the United States.

           From time to time the Fund may invest 25 percent or more of its assets in tax-exempt debt obligations, or participations therein, sufficiently similar in character that an economic, business or political development or change affecting one such security would also affect the other securities. Examples might be securities whose principal and interest payments are dependent upon revenues derived from similar projects or whose issuers are located in the same state. In addition, investments in tax-exempt debt obligations of issuers may from time to time become concentrated within a single state, and the Fund may also invest 25 percent or more of its assets in industrial development bonds or participations therein.

           For entering into a Liquidity Agreement, a Participating Bank will retain a service and letter of credit fee in an amount equal to the excess of the interest paid on the tax-exempt obligations above the negotiated yield at which the instruments were purchased by the Fund. Such fees may be adjusted if adjustments are made in the interest rate paid on the tax-exempt obligations. Each Participating Bank executing a Liquidity Agreement must be approved by the Board of Directors of the Fund prior to, or at the next quarterly Board meeting following, such executions. See "The Investment Management Agreement" on page 10 for a discussion of the criteria to be used in selecting Participating Banks. The Board of Directors will review all Participating Banks and Liquidity Agreements quarterly in an effort to assure continued liquidity and high quality in the Fund's portfolio.

     (2) High quality tax-exempt debt obligations issued by state and municipal governments and by public authorities, including issues sold as interim financing in anticipation of tax collections, revenue receipts or bond sales, and tax-exempt Project Notes secured by the full faith and credit of the United States. Such obligations will be purchased only if backed by the full faith and credit of the United States or rated Aaa, Aa, MIG-1, MIG-2 or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, or A-1 by Standard & Poor's Corporation ("S & P"). See "Appendix A" on page 13. Following purchase of a rated obligation by the Fund the rating may be withdrawn or reduced below the Fund's minimum requirement. This will not require sale of the issue by the Fund but the Advisor will take such changes into consideration in determining whether the issue should be retained by the Fund. Non-rated securities may also be purchased if determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

     (3) Taxable obligations issued or guaranteed by agencies or instrumentalities of the United States Government may be acquired from time to time on a temporary basis for defensive purposes. Such agencies and instrumentalities include, for example, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association and Farmers Home Administration. Such securities will include those supported by the full faith and credit of the United States Treasury or the right of the agency or instrumentality to borrow from the Treasury as well as those supported only by the credit of the issuing agency or instrumentality.

     (4) Repurchase agreements involving securities in the immediately foregoing category. A repurchase agreement involves the sale of such securities to the Fund with the concurrent agreement of the seller to repurchase them at a specified time and price, to yield an agreed upon rate of interest. The Fund will enter into repurchase agreements with brokers and banks. Thus, the Fund must initially rely upon the credit of a particular broker or bank for completion of the repurchase agreement. Such repurchase agreements are intended to be fully collateralized, in an amount equal to at least the principal amount of the transaction plus accrued interest earned thereon, by the underlying Government or agency securities valued at their fair market value each day. Although the Fund will normally have legal title to and constructive possession of the collateral, it cannot eliminate the risk of a default by a broker or bank which could result in a loss to the Fund on the sale of the underlying securities or delays in obtaining the collateral because of bankruptcy or insolvency proceedings. Repurchase agreements may be deemed to be loans under the Investment Company Act of 1940.

Assets of the Fund will consist of securities with maturities of 397 days or less at date of purchase or, if maturing beyond 397 days, securities which are backed by Liquidity Agreements and which have variable interest rates adjustable at least semiannually. In determining whether particular variable rate obligations backed by Liquidity Agreements may be purchased, the period remaining until maturity will be deemed to be the longer of the demand notice period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest adjustment. For purposes of Rule 2a-7 and the diversification requirements thereunder, the unconditional commitments are limited in amounts necessary to keep any one bank from being obligated to purchase more than five percent of the total assets held by the Fund (determined as of the date of purchase). The dollar weighted average maturity of Fund investments will be 90 days or less, determined in the same manner. In attempting to provide its shareholders with the highest income consistent with preservation of capital, the Fund will not necessarily purchase investments bearing the highest interest rates available as such investments may also involve a higher degree of risk.

The Fund does not intend to concentrate its investments in any one industry and will not issue senior securities.

As a general policy, it is the Fund's intention to hold investments until they mature or until immediately prior to the expiration of an applicable Liquidity Agreement. However, in an effort to increase portfolio yields, the Fund may periodically trade securities to take advantage of perceived disparities between markets for various short-term money market instruments. It is also possible that redemptions of Fund shares could necessitate the sale of portfolio investments prior to maturity and at times when such sale would be undesirable.

While investments by the Fund will be confined to high-quality financial instruments which, in the case of tax-exempt obligations covered by Liquidity Agreements, will be backed by demand repurchase commitments of the issuers thereof and by irrevocable bank letters of credit or guarantees, the complete elimination of risk is not possible. Under certain circumstances (see "Valuing the Fund's Shares" and "Dividends"), the net asset value of the Fund's shares could decrease. It is also possible a Participating Bank or an issuer will default on the provisions of their Liquidity Agreements which could cause the net asset value per share to decrease. In light of these various contingencies, there can be no assurance the Fund will achieve its investment objectives.

New issues of tax-exempt debt obligations are usually offered on a when-issued basis with the securities to be delivered and paid for approximately 45 days following the initial commitment to purchase. The terms of the commitment establish the price to be paid and the yield of the securities to be purchased. Such commitments will only occasionally be entered into by the Fund and only with the intention of actually acquiring the securities. It is possible that market yields at time of delivery may exceed the negotiated yield on when-issued securities. The Fund will maintain a separate account consisting of cash or liquid securities, valued at market or fair value daily, equal to its outstanding when-issued commitments. Settlement on when-issued securities may be made by using available cash, selling securities or, though not expected, selling the when-issued securities themselves (which may have a value greater or lesser than the Fund's commitment). Sale of securities to meet such commitments may result in realization of capital gains or losses which are not exempt from Federal income tax. When-issued commitments outstanding at any one time will not exceed ten percent of the Fund's net assets.

Yields on  tax-exempt  debt  obligations  are  dependent on a variety of factors including general economic and money market conditions as well as supply and demand factors within the market for tax-exempt obligations. Yields actually realized by Fund investors will be reduced by the management fees, operating expenses and fees received by Participating Banks and Participating Organizations.

The Fund has adopted a number of investment policies and restrictions, some of which can be changed by the board of directors. Others may be changed only by holders of a majority of the outstanding shares and include the following:

Without shareholder approval the Fund may not: (1) purchase any securities other than those described under "Investment Objectives, Policies and Restrictions";
(2) invest more than 80 percent of its total assets in tax-exempt fixed and variable rate debt obligations (or participation interests therein) issued by state and local governmental units within the United States which are backed by Liquidity Agreements; (3) invest more than five percent of its total assets in tax-exempt obligations or participation interests therein subject to Liquidity Agreements issued by any one Participating Bank; (4) invest with a view to exercising control or influencing management; (5) invest more than ten percent of the value of its total assets in securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization, subject to Section 12(d)(1) of the Investment Company Act of 1940; (6) purchase or sell real estate, commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (7) purchase any securities on margin, except for the clearing of occasional purchases or sales of portfolio securities; (8) make short sales of securities or maintain a short position or write, purchase, or sell puts (excluding Liquidity Agreements covering certain tax-exempt obligations purchased by the
Fund), calls, straddles, spreads or combinations thereof; (9) make loans to other persons, provided the Fund may make investments and enter into repurchase agreements as described under "Investment Objectives, Policies, and
Restrictions"; (10) borrow money, except to meet extraordinary or emergency needs for funds, and then only from banks in amounts not exceeding ten percent of its total assets, nor purchase securities at any time borrowings exceed five percent of its total assets; (11) mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned by the Fund except as may be necessary in connection with borrowings outlined in (10) above and then securities mortgaged, hypothecated or pledged may not exceed five percent of the Fund's total assets taken at market value; (12) invest in securities with legal or contractual restrictions on resale (except for tax-exempt debt obligations subject to Liquidity Agreements) or for which no ready market exists; (13) enter into a Liquidity Agreement with any bank unless such bank is a United States bank which has a record, together with its predecessors, of at least five years of continuous operation; (14) act as an underwriter of securities; (15) enter into repurchase agreements if, as a result thereof, more than five percent of the Fund's total assets (taken at market value at the time of such investment) would be subject to repurchase agreements maturing in more than seven calendar days; and (16) enter into Liquidity Agreements with any Participating Bank if five percent or more of the securities of such Bank are owned by the Advisor or by directors and officers of the Fund or the Advisor, or if any director or officer of the Fund or the Advisor owns more than 1/2 percent of the voting securities of such Participating Bank.

The foregoing investment restrictions are considered fundamental policies which cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities, that is, by (a) 67 percent or more of the securities voting at a special or annual meeting if more than 50 percent of the outstanding shares of Common Stock are represented at such meeting in person or by proxy; or (b) more than 50 percent of the outstanding Common Stock, whichever is less.

The Fund intends to invest at least 25 percent of its total assets in tax-exempt debt obligations or participation interests therein subject to Liquidity Agreements, except when such investments are either not available in sufficient quantity or do not carry yields competitive with alternative investments.

PURCHASES OF FUND SHARES

See "Opening An Account - Purchasing Shares" in the Prospectus for basic information on how to purchase shares of the Fund.

An order to purchase shares of the Fund is accepted when the Fund's Custodian Bank receives payment in Federal funds (funds available for immediate investment). This will occur upon receipt of the purchase price by Federal funds wire or electronic funds transfer via the ACH system from the purchaser's bank, or when a check or other negotiable bank draft received by the Fund has been converted into Federal funds (normally one to two business days after its receipt by the Fund).

An investor will become a shareholder when the net asset value applicable to his order is determined. Net asset value of the Fund's shares is determined twice each day at 11:00 a.m. Central time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). If a purchase order is received and accepted by the fund by 10:00 a.m. Central Time and Federal funds are available to the Fund before 3:00 p.m. Central Time, an order will be effective the same day, the investor will become a shareholder of record that day, and shares will commence earning dividends the day the order becomes effective. If a purchase order is received and accepted by the Fund after 10:00 a.m. Central Time but before 3:00 p.m. Central Time and Federal funds are available 3:00 p.m. Central Time the shares will not commence earning dividends until the day after the order is received.

Investments in Sweep Shares of the Fund may be made through transactions directly with the Fund's Distributor, Bisys Fund Services, Inc., and through qualified banks, savings and loan associations, broker/dealers, investment advisory firms, and other organizations ("Participating Organizations") selected by the Advisor and approved by the Board of Directors of the Fund, based upon the Participating Organization's capacity to provide processing of Fund transactions for its customers in conjunction with other customer account relationships. Participating Organizations will be required to enter into agreements with the Fund's Distributor to provide certain services to persons ("Participating Investors") who invest in the Fund through Participating Organizations. These will include: distributing copies of the Prospectus and sales literature to prospective investors who request it; furnishing Participating Investors with periodic account statements containing information regarding Fund share purchases and redemptions, income earned and Fund investment balances; and forwarding to Participating Investors periodic reports and proxy material mailed by the Fund to its shareholders. Participating Organizations may satisfy the Fund's required minimum, initial and subsequent purchase amounts by aggregating investments on behalf of customers whose individual investments are less than the Fund's required minimums. Participating Investors may, if they so elect, authorize their Participating Organizations to purchase and redeem Fund shares by means of special investment arrangements (including automatic "Sweep" investment programs) offered by the Participating Organization.

"Trust Shares" may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. "Institutional Shares" may be purchased by individual and institutional customers directly from the Fund's Distributor.

THE DISTRIBUTOR AND DISTRIBUTION PLAN

The Company has entered into a Distribution Agreement (the "Distribution Agreement") with BISYS Fund Services, Inc., ("BISYS"). Under the Distribution Agreement, BISYS serves as the Distributor of the Fund as well as some of the other Funds. The Distribution Agreement continues in effect only if approved annually by vote of the Board of Directors, including a majority of the non-interested directors. The Distribution Agreement terminates automatically in the event of its assignment and may be terminated without penalty on not less than 60 days notice by the Board of Directors, by a majority of the outstanding voting securities of the Fund, or by BISYS. BISYS receives no compensation from the Fund for such services, but is paid a fee equal to 0.01 percent of the average daily net asset value of all Funds, distributed by BISYS, not to exceed $100,000 annually by the Advisor.

The Fund adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 on November 3, 1997 in connection with its organization which is substantially identical to the Plan adopted by the immediate predecessor . The Plan continues in force only if approved annually by the Board of Directors and by a majority of directors who are not parties to the Plan or interested persons of any party to the Plan, cast in person at a meeting called for the purpose of voting on such approval, or by a majority of the outstanding securities of the Fund. In adopting the Plan, the directors considered various factors and determined that the Plan would benefit the Fund and its shareholders. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effects that could result were the Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized. The Plan is only applicable to Sweep shares of the Fund.

The Distribution Plan provides that the Fund may pay various Participating Organizations a daily distribution fee payable quarterly and equal to an annual basis of a maximum fee payable of 0..25 percent of the average net asset value of the Sweep Shares.. The purpose of such payments is to compensate the
Participating  Organizations  for  their  distribution  services  to  the  Fund.
Participating Organizations make available to their customers transaction services (including automatic "sweep" investment programs) and may provide monthly  shareholder  account  reporting  and  related  ministerial  duties with respect to customer accounts. Except as to securities dealers, none of the compensation paid to such Participating Organizations constitute expenses relating to advertising, distribution of prospectuses to other than current shareholders, underwriter's compensation or compensation to dealers, or compensation of sales personnel, and payments made are related solely to the Participating Organization's services in providing the customer transaction services. Participating Organizations are not authorized to actually make sales of shares of the Fund. All orders to purchase shares are subject to acceptance by the Fund's Distributor on behalf of the Fund. While the Fund itself does not presently levy sales, redemption or account service charges, Participating Organizations may elect to do so and the Fund may elect to do so in the future. Investors should inquire regarding the nature and costs of services provided by Participating Organizations and determine if such services are desired because the costs thereof will reduce the Fund's yield to the investor below that obtainable by investing in the Fund directly. While the Fund may purchase portfolio securities from Participating Organizations, it will not give any preference to them in selecting their investments.

No director or officer of the Fund or the Advisor has any direct or indirect financial interest in the Plan. The Fund's Plan results in an efficient system of customer investment in the Fund thereby potentially increasing the Fund's ability to attract shareholders. The services rendered by the Participating Organizations with respect to customer transactions (including automatic sweep investment programs) are more efficient and direct than that which the Fund might otherwise provide. The Fund believes that the Plan and agreements with the Participating Organizations reduce expenses for shareholder transactions thereby reducing costs of the Fund and increasing yields

The Plan and any agreements related thereto will automatically terminate if assigned and may be terminated by either party on 60 days' notice. The Plan may be terminated by a majority of non-interested directors who have no direct or indirect financial interest in the Plan or it may be terminated by a majority of the outstanding voting shares of the Fund. Any changes in the Plan that would materially increase the distribution costs require shareholder approval; otherwise, the directors, including a majority of the non-interested directors, may amend the Plan. The directors review quarterly a written report of distribution costs incurred pursuant to the Plan.

The Glass-Steagall Act and other applicable laws prohibit banks from engaging in the business of underwriting, selling, or distributing securities. Since the only function of banks who may be engaged as Participating Organizations is to perform administrative and shareholder servicing functions, the Fund believes that such laws should not preclude banks from acting as Participating Organizations; however, future changes in either Federal or State statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders in the Fund, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur, and shareholders serviced by such bank might no longer be able to avail themselves of any investment or other services then being provided by the bank. It is not expected that shareholders would incur any adverse financial consequences as a result of any of these occurrences. It is intended that none of the services provided by Participating Organizations other than registered broker/dealers will involve the solicitation or sale of shares of the Fund.

ADMINISTRATIVE SERVICES

The Directors of the Fund have adopted a Administrative Services Plan ("Services Plan") with respect to Trust Shares and Sweep Shares. Pursuant to the Services Plan, the Fund may enter into Servicing Agreements with Participating Organizations providing that those Participating Organizations will render certain shareholder administrative support services to their customers who are record or beneficial owners of shares. Services provided pursuant to the Services Plan may include some or all of the following: (i) processing dividend and distribution payments from the Fund on behalf of customers; (ii) providing information periodically to customers showing their position in Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the Participating Organizations; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information needed for sub-accounting; (vi) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial reports, and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding the Services Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Participating
Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Shares, including the operation of telephone lines for daily quotations of return information.

The Services Plan is an administrative support services plan. Pursuant to the Services Plan, the Fund's arrangement with Participating Organizations must be approved annually by a majority of the Fund's Directors, including a majority of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

Under the terms of the Services Plan, the Fund may pay a fee to Participating Organizations equal to maximum annual rate of 0.25 percent of the average net assets of the Trust Shares and Sweep Shares. At the present time it is anticipated that fees paid under the Shareholder Services Plan with respect to Trust shares will not exceed 0.15 percent of the annual average net asset value of such shares.

The Company has also entered a Management and Administration Agreement with Investors Management Group, Ltd. ("IMG") pursuant to which IMG provides the Fund supervisory administrative services relating to all operations of the Fund, except as may be provided under the Investment Advisory Agreement, the Custodian Agreement, the Transfer Agency Agreement and the Fund Accounting Agreement. Some of these services include the provision of office facilities, preparation of reports and tax returns, assistance in preparing Annual and Semi-Reports to shareholders and providing virtually all other day to day operational tasks for the Fund. For these services the Fund will pay IMG a monthly fee equal to 0.20 percent of the average daily net asset value of the Fund. At present IMG is waiving 70 percent of this fee until further notice.

IMG also provides fund accounting services to the Fund under a Fund Accounting Agreement. Pursuant to this Agreement, IMG is responsible for maintaining all usual, customary and required books, journals and ledgers of accounts and providing pricing and reporting all computational services. Under the Agreement, IMG will be paid a fee computed and paid monthly, at the annual rate of 0.03 percent of average daily net assets of each Fund.

VALUING THE FUND'S SHARES

The net asset value of the Fund's shares is determined twice each day, at 11:00 a.m. Central Time and at the close of the New York Stock Exchange (normally 3:00 p.m. Central Time). The Fund is required to compute its net asset value on each day (except days on which no purchase or redemption orders are received) on which the New York Stock Exchange is open for trading or during which there is a sufficient degree of trading in its portfolio securities that its net asset value might be materially affected. Net asset value is computed by adding the value of all securities and other assets (including accrued interest), subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding.

Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to compute its net asset value per share using the amortized cost method of valuing portfolio securities. As a condition for using the amortized cost method of valuation, the Board of Directors of the Fund established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review by the Board of Directors as to the extent of any deviation of net asset value based on available market quotations from the Fund's $1.00 amortized cost value per share. If such deviation exceeds $.005, the Board of Directors will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends or utilizing a net asset value per share as determined by using available market quotations. In addition, the Fund must maintain a dollar-weighted average portfolio maturity appropriate to its investment objective; but in any event not longer than 90 days, must limit portfolio investments to those instruments which the Board of Directors determines present minimal credit risks, and must observe certain other reporting and record keeping procedures.

Under the amortized cost method of valuation, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight-line basis to maturity, regardless of the effect of fluctuating interest rates on the market value of the security.

Accordingly, the Fund's investments in taxable and tax-exempt debt obligations rated by a recognized bond rating agency and regularly traded in the secondary market, and non-rated fixed and variable rate tax-exempt obligations and participation interests therein, not regularly traded in the secondary market, but subject to Liquidity Agreements, will be valued at amortized cost. Other assets are valued at a fair value determined in good faith by the Board of Directors of the Fund.

CALCULATION OF YIELD

"Current yield" (a seven-calendar-day historical yield) is calculated by first dividing the average daily net investment income per share for that seven-day period by the average daily net asset value per share for the same period. This return is then annualized by multiplying the result times 365/7. That is, the amount of income generated by the investment during that week is assumed to be generated over an annual period and is shown as a percentage of the net investment income and does not include realized or unrealized gains or losses. "Effective yield" is based on current yield and the distribution of dividends monthly. When annualized, that income earned from the investment is assumed to be reinvested weekly. Effective yield will be slightly higher than current yield because of the compounding effect of this assumed reinvestment.

Yield on shares of the Fund may fluctuate daily and does not provide a basis for determining future yields. Yield is not guaranteed nor is the principal of the Fund insured. In comparing the Fund's yield with those of alternative investments (such as savings accounts, various types of bank deposits and other money market funds), investors should consider differences between the Fund and the alternative investments, including differences in the periods and methods used in calculating the yields being compared. In addition, unlike the Fund, deposit accounts at financial institutions are generally insured by the Federal Deposit Insurance Corporation and do not fluctuate to the extent of the Fund..

The Prospectus may be in use for several months and accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

From time to time the Fund may quote its yield in advertisements or in reports and other communications to shareholders. The Fund's yield changes in response to fluctuations in interest rates and in the Fund's expenses. Consequently, any given yield quotations should not be considered as representative of what the Fund's yields may be for any specified period in the future.

Yield information may be useful in reviewing performance of the Fund and for providing a basis for comparison with other investment alternatives. However, the Fund's yields will fluctuate, unlike other investments which may pay a fixed yield for a stated period of time.

Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of it shares will likely be invested in instruments producing lower yields in the balance of the Fund's holdings, thereby reducing the current yields of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Advertisements and other sales literature may from time to time include comparative performance information including data relating to the yield on deposits at banking and savings and loan institutions (including savings accounts, interest bearing checking accounts, NOW accounts and money market deposit accounts). Yields are compiled periodically by the Advisor from a survey of banking and savings and loan institutions and from reports published by major newspapers. Additionally, such advertisements and other sales literature may include references to yield information compiled by IBC's MONEY FUND REPORT, THE BANK RATE MONITOR, BANXQUOTE and other recognized industry sources. Demand and savings deposit accounts at banking and savings and loan institutions are generally FDIC-insured and such yields generally do not fluctuate to the extent of the Fund.

DIVIDENDS

The daily net income of the Fund is declared as a dividend each business day to holders of record immediately before 3:00 p.m. Des Moines time. Dividends are credited to shareholders' accounts each business day and distributed monthly. Dividends are automatically reinvested in the Fund unless cash payment has been selected on the Account Application. If a shareholder elects to receive dividends and/or distributions in cash and the checks are returned and marked as "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation. If a shareholder redeems the entire amount in his account during the month, dividends credited to the account from the beginning of the month through the date of redemption are paid with the redemption proceeds.

For purposes of calculating dividends, daily net income consists of interest earned, including the amortization of any discount or premium to the date of maturity, less accrued expenses of the Fund since the previous business day. Monthly dividend distributions are reinvested in additional shares unless the shareholder has requested payment in cash. A statement summarizing account activity and a check for the amount of any dividends the shareholder may have requested to be paid in cash are normally mailed monthly.

The Fund attempts to maintain its net asset value at $1.00 per share. See "Valuing the Fund's Shares" on page 6. While this is expected to be possible under most conditions, should the Fund incur or anticipate any unusual expenses, loss, depreciation, gain or appreciation which would affect either net asset value per share or income, the Board of Directors of the Fund will consider whether to adhere to the dividend policy previously described or revise it in light of the existing circumstances.

If the Fund's net asset value per share were reduced, or was expected to be reduced, below $.995, the Board of Directors might temporarily suspend or reduce dividend payments in order to maintain a net asset value of $1.00 per share. As a result of such suspension or reduction of dividends, an investor might receive less income during a given period than he might otherwise. Such expenses, losses or depreciation might therefore result in an investor receiving no dividends for the period he held his shares and receiving upon redemption a price per share lower than the price he paid.

In its endeavor to maintain net asset value at $1.00 per share, the Fund is required to adhere to certain conditions of Rule 2a-7 promulgated by the Securities and Exchange Commission which permits the Fund to value its assets at their amortized cost. These conditions require that: (1) the Fund seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and, in no event, longer than 90 days; (2) the board of directors of the Fund undertake to assure, to the extent reasonably practicable, when taking into account current market conditions affecting its investment objective, that the Fund's market-based net asset value per share (that is, its net asset value computed on the basis of available market quotations and estimates) will not deviate from $1.00; and (3) the Board of Directors consider reducing or suspending dividend payments if the market-based net asset value per share declines below $.995.

TAXATION

The Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code since its inception, and intends to qualify as a regulated investment company in the current fiscal year by meeting certain requirements relating to the sources of its income, diversification of its assets and distributing substantially all of its taxable net income, including any realized capital gains, and thus will not incur any Federal income taxes. Shareholders will receive taxable dividend income or capital gains, as the case may be, from distributions whether paid in cash or received in the form of additional shares. Promptly after the end of each calendar year, each shareholder will receive a statement of the Federal income tax status of all dividends and distributions paid during the year.

Dividends derived from interest on tax-exempt debt obligations owned by the Fund are intended to constitute "exempt-interest dividends" which are generally not Federally taxable to Fund shareholders. Dividends derived from other interest and the realization of capital gains are taxable to shareholders whether or not reinvested. The Fund will elect to qualify as a "regulated investment company," and will distribute annually substantially all of its tax-exempt interest and other income, including realized capital gains, and will thus not be liable for Federal income taxes. Fund expenses will be allocated between tax-exempt and taxable income in the same proportion as the Fund's tax-exempt income bears to the total of such exempt income and its gross income (excluding from gross income the excess of capital gains over capital losses).

Promptly after the end of each year, each shareholder will receive a statement setting forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. Daily dividends derived from taxable interest will be designated as taxable in the same percentage as the actual taxable income earned bears to total income earned on that day.

In accordance with the Internal Revenue Code, interest on indebtedness incurred, or continued, to purchase or carry shares of the Fund is not deductible. Dividends may also be subject to state and local taxation. The Fund may not be a suitable investment for any person who is a "principal user" or "related person," as defined in Section 144 of the Internal Revenue Code, of certain facilities if qualified small issue bonds used to finance such facilities are owned by the Fund.

This discussion of the Fund's tax matters is only a summary and relates principally to Federal tax matters. Thus, shareholders are encouraged to consult with their personal tax advisors.

MANAGEMENT

Directors and Officers, together with information as to their principal business occupations during the last five years, and other information are shown below. Each Director who is deemed an "interested person", as defined in the Investment Company Act, is indicated by an asterisk.

     *David W. Miles, age 40, Director.
      President, Treasurer and Senior Managing Director, Investors Management Group, and IMG Financial Services, Inc.

     *Mark A. McClurg, age 44, President and Director.
      Vice President, Secretary and Senior Managing Director, Investors Management Group, and IMG Financial Services, Inc.

      David Lundquist, age 54, Chairman of the Board and Director.
      Managing Director, Lundquist, Schiltz & Associates, a consulting company, 1996 to Present; Vice Chairman and CFO, New Heritage Association, a cable television company, 1991-1996.

      Johnny Danos, age 57, Director.
      President, Danos, Inc., a personal investment company, 1994-Present; Audit Partner, KPMG Peat Marwick, 1963-1994.

      Debra Johnson, age 36, Director.
      Vice President and CFO, Business Publications Corporation/Iowa Title Company, a publishing and abstracting service company.

      Edward J. Stanek, age 50, Director.
      CEO, Iowa Lottery, a government operated lottery.

      Ruth L. Prochaska, age 44, Secretary.
      Controller/Compliance Officer, Investors Management Group, and IMG Financial Services, Inc.

The address for Messrs. Miles, McClurg, and Ms. Prochaska is 2203 Grand Avenue, Des Moines, Iowa 50312-5338.

As of the date hereof, Officers and Director beneficially owned no more than 1 percent of the shares of common stock of any of the Company's Funds or of the Company's Funds in the aggregate.

Directors and Officers of the Fund who are officers, directors, employees, or stockholders of the Advisor do not receive any remuneration from the Fund for serving as Directors or Officers. Those Directors of the Funds who are not so affiliated with the Advisor receive $250 for each Board of Directors meeting attended, plus reimbursement for out-of-pocket expenses in attending meetings.

                               COMPENSATION TABLE

      (1)                          (2)                    (3)                      (4)                       (5)
                                Aggregate         Pension or Retire-            Estimated            Total Compensation
Name of                         Compensa-            ment Benefits               Annual                From Registrant
 Person,                        tion From         Accrue As Part of           Benefits Upon           and Fund Complex
Position                       Registrant            Fund Expenses             Retirement             Paid to Director
------------------------------------------------------------------------------------------------------------------------------------
David W. Miles                 $      0              $       0                  $    0                  $       0
Director

Mark A. McClurg                       0                      0                       0                          0
President &
Director

David Lundquist                       0                      0                       0                      1,000
Chairman &
Director

Johnny Danos                          0                      0                       0                      1,000
Director

Debra Johnson                         0                      0                       0                      1,000
Director

Edward J. Stanek                      0                      0                       0                      1,000
Director


Management of the Advisor. David W. Miles and Mark A. McClurg each beneficially own more than 20 percent of the outstanding voting securities of the Advisor and are deemed to be control persons of the Advisor. Senior Managing Directors of Investors Management Group are David W. Miles and Mark A. McClurg. They intend to devote substantially all their time to the operation of the Advisor.

THE INVESTMENT ADVISORY AGREEMENT

The Advisor furnishes continuous investment supervision to the Fund under an Investment Advisory Agreement (the "Management Agreement"). For its services the Advisor is entitled to receive a fee, computed and accrued daily and payable monthly at the rate of 0.35 percent of the average daily closing net asset value of the Fund.

From time to time, the Advisor may voluntarily waive all or a portion of the management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of such waiver or absorption. Any such waiver will have the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall yield to investors at the time any such amounts are waiver and/or absorbed. The Advisor may not seek reimbursement of such waived fees at a later date.

Under the Management Agreement, the Advisor agrees to provide a continuous investment program for the Fund including investment research and management with respect to all securities and investments. This would include the solicitation and approval of commercial banks selected as Participating Banks from which the Fund may purchase participation interests in short-term loans subject to Liquidity and Servicing Agreements or which may issue irrevocable letters of credit to back the demand repayment commitments of borrowers. A careful review of the financial condition and loan loss record of a prospective bank will be undertaken prior to the bank being approved to enter into a Liquidity and Servicing Agreement and, once approved, a Participating Bank's financial condition and loan loss record will be reviewed at least annually thereafter.

The principal criteria which the Advisor will consider in approving, rejecting or terminating Liquidity and Servicing Agreements with Participating Banks will include a bank's (a) ratio of capital to deposits; (b) ratio of loan charge offs to average loans outstanding; (c) ratio of loan loss reserves to net loans outstanding; and (d) ratio of capital to total assets. Ordinarily, the Advisor will recommend that the Fund not enter into or continue a Liquidity and Servicing Agreement with any bank whose ratios (as described above) are less favorable than the average of all Iowa banks. The Advisor will also consider a bank's classified loan experience, historical and current earnings and growth trends, quality and liquidity of investments and stability of management and ownership. Typically, the Advisor will utilize a variety of information sources; including, annual audited financial statements, unaudited interim financial statements, quarterly reports of condition and income filed with regulatory agencies and periodic examination reports (if available) and reports of federally insured banks concerning past-due-loans, renegotiated loans and other loan problems.

The Advisor has also agreed to reimburse the Fund, up to the amount of the advisory fees paid to the Advisor, to the extent that the total annual expenses of the Fund, exclusive of all taxes, interest, brokers' commissions and other related charges but including fees paid to the Advisor, exceed the most restrictive limits prescribed by any state in which the Fund's shares may eventually be offered for sale. The Fund believes that it presently is not subject to any such restrictions.

The Management Agreement will continue in effect as long as it is approved annually by a majority of those directors who are not parties to the Management Agreement or "interested persons" of such parties and by either the board of directors of the Fund or a majority of the outstanding voting securities of the Fund. The Management Agreement which was approved by the Fund's directors, as described above, on November 3, 1997 may be terminated by either party without penalty on 60 days' written notice and will automatically terminate in the event of its assignment.

The Management Agreement provides that neither the Advisor nor any of its officers or directors, agents or employees will have any liability to the Fund or its shareholders for any error of judgment, mistake of law or any loss arising out of any investments or for any other act or omission in the performance of its duties as investment advisor under the Management Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations under the Management Agreement.

OTHER INFORMATION

FEDERAL HOLIDAYS. The Fund will be closed for business and, therefore, will not accept purchase or redemption orders nor calculate net asset value, on all Federal Holidays -- currently New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, Veterans Day and Christmas Day.

PORTFOLIO TRANSACTIONS. Subject to policies set forth by the board of directors of the Fund, the Advisor is authorized to determine, consistent with the Fund's investment objectives and policies, which securities will be purchased, sold and held by the Fund. Most of the Fund's portfolio securities will be purchased on a principal basis directly from the issuer, from banks, underwriters or market makers and, thus, will not involve payment of a brokerage commission. There were no "agency" transactions in the last three fiscal years and hence, no brokerage commissions paid. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Advisor is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the portfolio transactions may be directed to brokers who furnish special research and statistical information or services rendered in the execution of orders which are of benefit to the Advisor. These may include advice or information with respect to particular securities or issuers, information concerning general market or economic conditions and the obtaining of information from brokers, underwriters or market makers. While no dollar value can be placed on such information or services, it allows the Advisor to supplement its own research and analysis activities which can reduce its costs but not those of the Fund.

REPORTS TO SHAREHOLDERS. Semiannual and annual reports will include financial statements which, in the case of the annual report, will be reported upon by the Fund's independent auditors, KPMG Peat Marwick LLP. The Annual Report is incorporated herein by reference into the Fund's Statement of Additional Information and is available upon request without charge by calling the number on the cover page of this Statement of Additional Information.

SHAREHOLDER MEETINGS. The Maryland Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate Bylaw provisions and may not hold an annual meeting in any year in which the election of Directors is not required to be acted on by shareholders under the 1940 Act.

The Bylaws also contain procedures for removal of Directors by shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors.

Upon the written request of the holders of shares entitled to not less than 10 percent of all the votes entitled to be cast at such meeting, the Secretary of the Funds shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Director. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders of record; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender or the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

PRINCIPAL SHAREHOLDERS. As of the date hereof, to the knowledge of the Fund, no shareholders owned beneficially five percent or more of the Fund's outstanding shares and the Fund's officers and directors as a group owned less than one percent of the Fund's shares.

Custodian, Transfer Agent and Dividend Paying Agent. AMCORE Financial Group, N.A., 501 seventh Street, Rockford, Illinois 61110-0037, (the "Custodian") serves as the Fund's custodian. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on each Fund investment, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value and public offering price of shares of the Fund. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions..

INDEPENDENT AUDITORS. KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa 50309, has been selected unanimously by the members of the board of directors of the Fund who are not interested persons of the Fund as the Fund's independent auditors to examine the books and securities of the Fund and to report upon the financial statements of the Fund.

                                   APPENDIX A

         DESCRIPTION OF BOND RATINGS. The Fund invests in tax-exempt debt obligations, including both bonds and notes, rated in the top two grades by Moody's and S & P. These ratings have to do with the financial strength of the issuer of the obligations at the time they are first issued. The ratings do not reflect opinions regarding the market value or the marketability of the obligations. Both could be affected by a change in rating, however. Moody's four highest ratings are Aaa, Aa, A and Baa. S & P's are AAA, AA, A and BBB.

         Bonds rated Aaa or AAA are judged to be of the best quality. Interest and principal are secure with market prices responsive to changes in interest rates.

         Bonds rated Aa or AA are also judged to be of high quality although interest and principal do not enjoy the margin of safety that would be true of bonds rated Aaa or AAA. Long-term risks would be somewhat greater also, with price fluctuations primarily the result of interest rate changes.

         Bonds rated A by the two rating agencies are considered to be of upper medium grade. While interest and principal protection is judged to be adequate, it could be susceptible to future impairment. While the price of such obligations will be affected principally by interest rate fluctuations, economic conditions will also have an impact.

         Bonds  rated  Baa or  BBB  are  considered  medium  grade  obligations.
Interest and principal are adequately secure over the short-term but the obligations may be somewhat speculative. Changing economic conditions may also impact the security of the indebtedness resulting in market prices being more affected by changes therein than by interest rate fluctuations.

         TAX-EXEMPT NOTE AND COMMERCIAL PAPER RATINGS. Ratings for tax-exempt notes are designated "MIG" (Moody's Investment Grade) by Moody's. Notes rated MIG-1 are the highest quality and enjoy excellent protection by virtue of established cash flows available for debt service or ready access to the market for refinancing, or both.

         Notes rated MIG-2 are high quality with ample cash flow protection although less than available to obligations bearing the top rating.

         Notes rated MIG-3 are of good quality as measured by the relevant factors associated with credit-worthiness. However, the unquestioned financial strength ascribed to issues in the two preceding rating categories is lacking and ready access to the market for refinancing is less well established.

         Tax-exempt commercial paper rated Prime-1 (P-1) by Moody's is supported by the issuer's superior capacity to repay, while commercial paper rated Prime-2 (P-2) is backed by strong repayment capacity.

         S & P's commercial rating A-1 indicates the obligations enjoy extremely strong credit backing in terms of the issuer's capacity to repay, while an A-2 rating indicates strong issuer repayment capacity exists.

                                   APPENDIX B

TAX-EXEMPT VS. TAXABLE YIELDS. Set forth below is a table which may be used to compare equivalent taxable yields to tax-exempt rates of return based upon the investor's level of taxable income. The rates shown are those in effect under the Internal Revenue Code as of January 1, 1997 through December 31, 1997.

                                         Marginal      The following TAX-EXEMPT INTEREST RATES:
    TAXABLE INCOME*         Single        Income        3.5%     4.0%       4.5%      5.0%      5.5%      6.0%      6.5%
     Joint Return           Return         Tax
                                          Bracket      Equal the TAXABLE INTEREST RATES shown below:

  $  6,450-$ 45,450   $  2,650-$  26,150   15.0%       4.12%      4.71%     5.29%     5.88%      6.47%     7.06%     7.65%
    45,450-  92,850     26,150-   55,500   28.0%       4.86%      5.56%     6.25%     6.94%      7.64%     8.33%     9.03%
    92,850- 156,000     55,500-  126,150   31.0%       5.07%      5.80%     6.52%     7.25%      7.97%     8.70%     9.42%
   156,000- 275,300    126,150-  272,550   36.0%       5.47%      6.25%     7.03%     7.81%      8.59%     9.38%    10.16%
       Over 275,300         Over 272,550   39.6%       5.79%      6.62%     7.45%     8.28%      9.11%     9.93%    10.76%
Maximum Corporate Rate                     34.0%       5.30%      6.06%     6.82%     7.58%      8.33%     9.09%     9.85%

*Net amount subject to Federal income tax after deductions and exemptions. Assumes alternative minimum tax is not applicable and receipt of tax-exempt interest does not cause any portion of social security benefits received to become taxable to the taxpayer. State tax considerations are excluded.

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits:
           ----------------------------------

           (a)   Financial Statements

                 (1)      Included in Part A: None

                 (2)      Incorporated   by   reference   in  Part  B:
                          Independent Auditors' Report dated May 30, 1997 Schedule of Investments, April 30, 1997
                          Statement of Assets and Liabilities, April 30, 1997 Statement of Operations for Year Ended April 30, 1997 Statement of Changes in Net Assets for the Periods Ended April 30, 1997, and April 30, 1996

                 (3)      Included  in Part C:
                          Consent of KPMG Peat Marwick LLP

           (b)   Exhibits

                 Exhibits denoted with * have been previously filed. Exhibits denoted ** relate to newly-created portfolios and are filed herewith unless otherwise indicated.

                 Exhibit No.      Description
                 -----------      -----------

                   *1. (a) Articles of Incorporation, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *2. Bylaws, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *5. (a)(1)     Transfer Agent, Dividend Disbursing Agent and
                                  Shareholder Servicing Agent Agreement,
                                  incorporated by reference to the Fund's
                                  Registration Statement, filed
                                  December 14, 1994


                   **5.(a)(2)     Form of Transfer Agency Agreement

                   *5.(b)(1)      Investment Advisory Agreement, incorporated
                                  by reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                   **5.(b)(2)     Form of Investment Advisory Agreement

                   *5.(c)(1)      Administrative Services Agreement,
                                  incorporated by reference to the Fund's
                                  Registration Statement, filed
                                  December 14, 1994

                   **5.(c)(2)     Form of Management and Administration
                                  Agreement

                   *5.(d)(1)      Fund Accounting Agreement, incorporated by
                                  reference to the Fund's Registration
                                  Statement, filed December 14, 1994

                   **5.(d)(2)     Form of Fund Accounting Agreement

                   *6.(a) Distribution Agreement, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   **6.(b)        Form of Distribution Agreement

                   *8.(a) Custodial Agreement, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   **8.(b)        Form of Custodial Agreement

                   *9.(a) Shareholder Services Plan, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   **9.(b)        Form of Administrative Services Plan

                   *10.(a) Opinion of Ober, Kaler, Grimes & Shriver, incorporated by reference to Post-Effective Amendment No. 4, filed March 18, 1996

                   **10.(b) Opinion of Ober, Kaler, Grimes & Shriver, to be filed by amendment

                   *11. Power of Attorney, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *13. Subscription Agreement of Initial Stockholder, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   *15.(a) Distribution Plan, incorporated by reference to the Fund's Registration Statement, filed December 14, 1994

                   **15.(b)       Distribution Plan

                   **15.(c)       Distribution Plan

                   *16.(a) 18f3 Plan, incorporated by reference to the Pre-Effective Amendment No. 3, filed May 18, 1995

                   **16.(b)       Amended 18f3 Plan to be filed by Amendment

                   *17. Calculation of Yield Quotations, included in Part B of this Registration Statement

Item 25.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities.
                  --------------------------------

         Title of Class              Number of Record Holders
         --------------              ------------------------

         IMG Core Stock Fund         103 as of September 30, 1997
         IMG Bond Fund               59 as of September 30, 1997

Item 27.          Indemnification.
                  ----------------

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 2-418 of the Maryland General Corporation Law permits the Registrant to indemnify directors and officers. In addition, Section 2-405.1 sets forth the standard of care for directors and Section 2-405.2 allows the Registrant to include in the Charter provisions further limiting the liability of the directors and officers in certain circumstances. Article ELEVENTH of the Articles of Incorporation included herewith as Exhibit 1(a) (the "Articles") limits the liability of any director or officer of the Registrant arising out of a breach of fiduciary duty, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). Article TWELFTH of the Articles and Article VII of the Bylaws, included herewith as Exhibit (2), makes mandatory the indemnification of any person made or threatened to be made a party to any action by reason of the facts that such person is or was a director, officer or employee, subject to the limits otherwise imposed by law or by the 1940 Act.

         In addition, Paragraph 7 of the Advisory Agreement included herewith as
Exhibit 5(b)(1), and Article III of the Distribution Agreement, included herewith as Exhibit 6(a), provide that Investors Management Group ("IMG") and IMG Financial Services, Inc. ("IFS"), shall not be liable to the Registrant for any error, judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management provided by IMG or for any distribution services provided by IFS to the Registrant for the performance of the duties under such agreements, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligation and duties under such agreements. In addition,
Article IV of the Distribution Agreement and Paragraph 8 of the Transfer Agent, Dividend Disbursing Agent and Shareholder Servicing Agent Agreement, included herewith as Exhibit 5(a)(f), further indemnify IFS and IMG against certain liabilities arising out of the performance of such agreements.

Item 28.          Business and Other Connections of Investment Advisor.
                  -----------------------------------------------------

Investors Management Group

                    Positions with                   Principal Occupations
   Name                Advisor                  (Present and for Past Two Years)

Mark A. McClurg     Vice President, Secretary,    See caption "Directors and
                    Director and Senior           Officers" in the Statement of
                    Managing Director             Additional Information forming
                                                  a part of this Registration
                                                  Statement.


David W. Miles      President, Treasurer          See caption "Directors and
                    Director, and Senior          Officers" in the Statement of
                    Managing Director             Additional Information forming
                                                  a part of this Registration
                                                  Statement.

Item 29.          Principal Underwriters.

         (a)(1) IMG Financial Services, Inc. ("IFS") acts as distributor to Liquid Assets Fund, Municipal Assets Fund, and Capital Value Fund, Inc.

         (a)(2) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") will act as distributor for BISYS Fund Services and also distribute the securities of The Victory Funds, The Riverfront Funds, Inc., The HighMark Group, The Parkstone Group of Funds, The BB&T Mutual Funds Group, the Summit Investment Trust, the Qualivest Funds, The ARCH Fund, Inc., the American Performance Funds, The Sessions Group, the Pacific Capital Funds, the AmSouth Mutual Funds, the MMA Praxos Mutual Funds, the Market Watch Funds and M.S.D.&T
                  Funds, each of which is a open-end management investment company.

         (b)(1)
                                   Positions and                 Positions and
Name and Principal                 Offices with                  Offices with
Business Address                      IFS                         Registrant
------------------------------------------------------------------------------

Mark A. McClurg                  Vice President, Secretary,       President,
2203 Grand Avenue                Director and Senior              Director
Des Moines, IA 50312-5338        Managing Director

David W. Miles                   President, Treasurer,            Director
2203 Grand Avenue                Director, and Senior
Des Moines, IA 50312-5338        Managing Director

         (b)(2) Partners of BISYS Fund Services, as of March 31, 1997, were as follows:
                                   Positions and                 Positions and
Name and Principal                 Offices with                  Offices with
Business Address                BISYS Fund Services               Registrant
------------------------------------------------------------------------------

BISYS Fund Services, Inc.        Sole General Partner             None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation        Sole Limited Partner             None
150 Clove Road
Little Falls, New Jersey 07424

The BISYS Group, Inc.            Sole Shareholder of
150 Clove Road                   General Partner
Little Falls, New Jersey 07424

         (c) Not applicable

Item 30.          Location of Accounts and Records.
                  ---------------------------------

                  All required accounts, books and records will be maintained by Ruth L. Prochaska, 2203 Grant Avenue, Des Moines, Iowa 50312-5338.

Item 31.          Management Services.
                  --------------------

                  Not applicable.

Item 32.          Undertakings.
                  -------------

                  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                  Subject to the terms and conditions of Section 16(c) of the Investment Company Act of 1940, the undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by holders of at least 10 percent of a Fund's outstanding shares and to assist in communications with other shareholders.

         The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months of the effective date of this Post-Effective Amendment.

         The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                         CONSENT OF INDEPENDENT AUDITORS

To the Directors and Shareholders of
IMG Mutual Funds, Inc."


We consent to the use of our report incorporated herein by reference and to the references to our Firm under the headings "Financial Highlights" and
"Shareholder   Reports  and  Meetings"  in  the   Prospectus   and  "Reports  to
Shareholders" and "Independent Auditors" in the Statement of Additional Information.



KPMG Peat Marwick LLP

Des Moines, Iowa
November 7, 1997

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Des Moines, State of Iowa, on the 7th day of November, 1997.


                                  IMG MUTUAL FUNDS, INC.

                                  By _/s/__Mark A. McClurg________________
                                  Mark A. McClurg, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

           Signature                  Title


_/s/__David W. Miles________  Director
           David W.  Miles

_/s/__Mark A. McClurg_______  President, Principal
           Mark A. McClurg    Executive Officer,
                              Principal Financial and
                              Accounting Officer and
                              Director
                              __________________________
                                                        |
_/s/__Johnny Danos__________  Director                   > _/s/_David W. Miles__
           Johnny Danos                                 |  by David W. Miles
                                                        |  Attorney in Fact
_/s/__David Lundquist_______  Chairman & Director       |  November 7, 1997
           David Lundquist                              |
                                                        |
_/s/__Debra Johnson_________  Director                  |
           Debra Johnson                                |
                                                        |
_/s/__Edward Stanek_________  Director                  |
           Edward Stanek                                |
                              __________________________|

                             IMG MUTUAL FUNDS, INC.


                                 EXHIBIT VOLUME

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 7

                        FORM N-1A REGISTRATION STATEMENT

                             IMG MUTUAL FUNDS, INC.

                                  EXHIBIT INDEX

    Exhibit
    Number      Description                                              Page

    *1.  (a)    Articles of Incorporation, incorporated by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

    *2.         Bylaws, incorporated by reference to the Fund's
                Registration Statement, filed December 14, 1994............

    *5.  (a)(1) Transfer Agent, Dividend Disbursing Agent and
                Shareholder Servicing Agent Agreement,  incorporated
                by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

   **5.  (a)(2) Form of Transfer Agency Agreement,.........................

    *5.  (b)(1) Investment Advisory Agreement, incorporated by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

   **5.  (b)(2) Form of Investment Advisory Agreement......................

    *5.  (c)(1) Administrative Services Agreement, incorporated by reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

   **5.  (c)(2) Form of Management and Administration Agreement............

    *5.  (d)(1) Fund Accounting Agreement, incorporation by
                reference to the Fund's Registration Statement,
                filed December 14, 1994....................................

   **5.  (d)(2) Form of Fund Accounting Agreement..........................

     *6.  (a)   Distribution Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

   **6.  (b)    Form of Distribution Agreement.............................

    *8.  (a)    Custodial Agreement, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

   **8.  (b)    Form of Custodial Agreement................................

    *9.  (a)    Shareholder Services Plan, incorporated by
                reference to the Fund's Registration Statement, filed
                December 14, 1994..........................................

   **9.  (b)    Form of Administrative Services Plan.......................

    *10. (a)    Opinion of Ober, Kaler, Grimes & Shriver,
                incorporated by reference to the Fund's Post-Effective
                Amendment No. 4, filed March 18, 1996......................

   **10. (b)    Opinion of Ober, Kaler, Grimes & Shriver to be
                filed by amendment.........................................

    *11.        Power of Attorney, incorporated by reference
                to the Fund's Registration Statement, filed
                December 14, 1994..........................................

   *13.         Subscription Agreement of Initial Stockholder,
                incorporated by reference to the Fund's Registration
                Statement, filed December 14, 1994.........................

   *15. (a)     Distribution Plan, incorporated by reference to the
                Fund's Registration Statement, filed December 14, 1994.....

 **15.  (b)     Distribution Plan..........................................

 **15.  (c)     Distribution Plan..........................................

  *16.  (a)     18f3 Plan, incorporated by reference to
                Pre-Effective Amendment No. 3, filed May 18, 1995..........

 **16.  (b)     Amended 18f3 Plan to be filed by amendment.................

  *17.          Calculation of Yield Quotations, included in
                Part B of this Registration Statement......................